As filed with the Securities and Exchange Commission on October 29, 2003

                                             1933 Act Registration No. 333-66181
                                             1940 Act Registration No. 811-09079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---

         Pre-Effective Amendment No. ___  [   ]
                                           ---

         Post-Effective Amendment No.  11   [ X ]
                                      ----   ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

         Amendment No.  12
                       -----


                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ X ]  Immediately upon filing pursuant to paragraph (b)
[   ]  On _______________ pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On ___________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement

     Part A  -  Prospectus - Regions Morgan Keegan Select Capital Growth Fund
                             Regions Morgan Keegan Select Financial Fund
                             Regions Morgan Keegan Select Intermediate Bond Fund Regions Morgan Keegan Select High Income Fund

     Part B  -  Statement of Additional Information  - Regions   Morgan   Keegan
                                                       Select Capital Growth
                                                       Fund
                Statement of  Additional Information - Regions  Morgan  Keegan
                                                       Select Financial Fund
                Statement of Additional Information  - Regions Morgan Keegan
                                                       Select Intermediate Bond
                                                       Fund and Regions Morgan
                                                       Keegan Select High Income
                                                       Fund

     Part C  -  Other Information

     Signature Page

     Powers of Attorney

     Exhibit Index

     Exhibits

[BORDER GRAPHIC]
[MORGAN KEEGAN SELECT FUND, INC.]


PROSPECTUS

[LOGO MORGAN KEEGAN SELECT FUND, INC.]

Regions Morgan Keegan Select Capital Growth Fund

AN EQUITY FUND FOR LONG-TERM INVESTORS.

Regions Morgan Keegan Select Financial Fund

AN EQUITY FUND FOR LONG-TERM INVESTORS WHO SEEK EXPOSURE TO THE FINANCIAL SERVICES INDUSTRY.

Regions Morgan Keegan Select Intermediate Bond Fund

A BOND FUND FOR INVESTORS WHO SEEK TO EARN A HIGH LEVEL OF INCOME PRIMARILY FROM INTERMEDIATE MATURITY, INVESTMENT GRADE BONDS.

Regions Morgan Keegan Select High Income Fund

A BOND FUND FOR INVESTORS WHO CAN ACCEPT HIGHER RISK AND SEEK TO EARN A HIGH LEVEL OF INCOME PRIMARILY FROM BELOW INVESTMENT GRADE BONDS.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                             Dated: November 1, 2003





            Each fund is a series of Morgan Keegan Select Fund, Inc.

                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----

Regions Morgan Keegan Select Capital Growth Fund...............................1
  Principal Objective..........................................................1
  Principal Investment Strategies..............................................1
  Principal Risks..............................................................1
  Performance..................................................................2
  Fees and Expenses............................................................3
Regions Morgan Keegan Select Financial Fund....................................5
  Principal Objective..........................................................5
  Principal Investment Strategies..............................................5
  Principal Risks..............................................................5
  Performance..................................................................6
  Fees and Expenses............................................................7
Regions Morgan Keegan Select Intermediate Bond Fund............................9
  Principal Objectives.........................................................9
  Principal Investment Strategies..............................................9
  Principal Risks.............................................................10
  Performance.................................................................11
  Fees and Expenses...........................................................12
Regions Morgan Keegan Select High Income Fund.................................14
  Principal Objectives........................................................14
  Principal Investment Strategies.............................................14
  Principal Risks.............................................................15
  Performance.................................................................16
  Fees and Expenses...........................................................17
Your Account..................................................................19
  Buying shares...............................................................19
  Choosing a Share Class......................................................19
  Class Comparison............................................................20
  Policies for Buying Shares..................................................21
  To Add to an Account........................................................22
  Buying Shares Through a Financial Advisor...................................22
  Internet....................................................................22
  Selling Shares..............................................................22
  To Sell Some or All of Your Shares..........................................23
Account Policies..............................................................23
Additional Policies...........................................................24
Investor Services.............................................................25
Funds' Management and Investment Adviser......................................26
Funds' Portfolio Managers.....................................................26
Funds' Distributor............................................................27
Distributions.................................................................27
Tax Considerations............................................................27
Financial Highlights..........................................................29
Account Application...........................................................40
For Additional Information............................................Back Cover

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

PRINCIPAL OBJECTIVE

The fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its objective by investing at least 65% of its assets in U.S.-traded equity securities. Morgan Asset Management, Inc. ("Adviser"), the fund's adviser, selects investments primarily based on a fundamental analysis, including technical analysis of specific companies and consideration of the overall financial health and prospects of given companies, with attention to the following factors: return on equity, rate of growth of earnings, and price to earnings ratios, as compared to the company's historic performance and to the ratios of the industry at large. The Adviser also uses quantitative analysis to target attractive sectors of the market and market trends. The Adviser makes sell decisions based upon considerations regarding long-term company and industry fundamentals, valuations, and portfolio weightings.

The fund will invest primarily in common stock, preferred stock and convertible debt securities. Normally the fund would not expect to invest more than 35% of its assets in non-convertible debt securities, including high quality money market instruments (such as certificates of deposit), repurchase agreements and cash. The fund will only invest in debt securities that are rated in the top four credit categories by at least one nationally recognized statistical rating organization at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality.

For temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments, repurchase agreements and cash. To the extent the fund uses this strategy, it may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund.

The fund's investment performance is subject to a variety of risks, such as:

      o EQUITY SECURITY RISK. Because the fund invests primarily in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based stock market drop may also cause a company's stock price to fall.

      o BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest-rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest-rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest-rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer-term bond when interest rates rise.

PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by comparing the fund's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the periods shown. The fund began investment operations on September 22, 1986.(1) Past performance (before and after taxes) is not an indication of future performance.

(1) Prior to November 1, 2000, the fund was known as Morgan Keegan Southern Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States. Morgan Keegan Select Fund, Inc., on behalf of Regions Morgan Keegan Select Capital Growth Fund series, assumed all of the assets, subject to the liabilities, of Morgan Keegan Southern Capital Fund, Inc. Morgan Keegan Southern Capital Fund, Inc. offered only one class of shares, which was converted to Class A shares of the fund.


CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A)

The following bar chart illustrates the annual total returns for the fund's Class A shares. The returns for Class C and Class I shares of the fund differ from the Class A returns shown to the extent their respective expenses differ. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

                                  TOTAL RETURNS

                           [BAR CHART REPERSENTATION]

CALENDAR YEAR
1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
5.20%   -4.17%  29.39%  20.17%  34.53%  12.23%  7.25%   -8.25%  -12.19%  -22.71%

Year-to-date performance as of
 9/30/03:                             21.23%

Highest quarterly return during years
shown:                                24.11% (quarter ended December 31, 1998)

Lowest quarterly return during years
shown:                               (18.49)% (quarter ended September 30, 1998)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

The table below shows how the average annual total returns (adjusted to reflect maximum applicable sales charges) for the fund's shares (before and after taxes) compare to those of the Standard & Poor's 500 Composite Stock Index ("S&P 500

Index"). The table also shows the Class A total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and sales of fund shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                  10 YEARS OR
                                            1 YEAR   5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Class A-Return Before Taxes                (25.41)%  (6.27)%         4.31%
 Return After Taxes on Distributions       (25.41)%  (6.96)%         3.28%
 Return After Taxes on  Distributions &
   Sales of Fund Shares                    (15.60)%  (4.62)%         3.44%
Class C-Return Before Taxes                (24.01)%    N/A         (17.43)%(1)
Class I - Return Before Taxes                N/A       N/A         (19.41)%(2)
S&P 500 Index 3                            (22.10)%  (0.59)%         9.34%

(1)   Class C shares commenced operations on JUNE 15, 2001.
(2)   Class I shares commenced operations on JANUARY 23, 2002.
(3) The S&P 500 Index is a broad-based unmanaged index of U.S. stocks. Index returns do not reflect any deduction for fees, expenses or taxes.


FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                        Class A    Class C   Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on             3.50%(1)    0.00%     0.00%
purchases (as a percentage of offering price)
Maximum deferred sales charge (Load) (as a         0.00%(2)    1.00%     0.00%
percentage of the lesser of the offering price
or net asset value)
Sales charge (Load) imposed on reinvested           None       None      None
dividends and other distributions
Redemption Fee (as a percentage of amount           None       None      None
redeemed)
Exchange Fee                                        None       None      None
Account Fee                                         None       None      None

(1)   No sales charge is imposed for purchases of $1 million or more.
(2) If you buy $1 million or more of Class A shares and redeem these shares within 12 months from the date of purchase, you will pay a 1% contingent deferred sales charge at the time of redemption.


ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from fund assets)                     Class A    Class C    Class I
--------------------------------------------------------------------------------
Management fee                                      1.00%      1.00%      1.00%
Distribution and Service (12b-1) fees               0.50%      1.00%      0.00%
Other expenses                                      0.62%      0.61%      0.62%
                                                  ---------  ---------  --------
Total annual fund operating expenses(1)             2.12%      2.61%      1.62%
                                                  =========  =========  ========
Fee Waiver                                          0.13%      0.04%      0.04%
                                                  ---------  ---------  --------

Net Expenses:                                       1.99%      2.57%      1.58%
                                                  =========  =========  ========

(1) The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2004 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 2.00% of Class A shares, 2.75% of Class C shares and 1.75% of Class I shares.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The expenses for the first year are calculated using the fee waiver while the expenses for subsequent years are calculated without the fee waiver. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                      Class A       Class C      Class I
                                   -------------  -----------  -----------
1 Year                                  $546          $361         $161
1 Year (if shares are not               $546          $261         $161
redeemed)
3 Years (whether or not shares          $981          $810         $509
are redeemed)
5 Years (whether or not shares        $1,442        $1,387         $881
are redeemed)
10 Years (whether or not shares       $2,717        $2,953       $1,928
are redeemed)

REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND

PRINCIPAL OBJECTIVE

The fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of large-, mid- and small-cap companies in the financial services industry. The fund will also invest a portion of its assets in other equities, the majority of which will be related to the financial services industry. Financial services companies include, but are not limited to, businesses such as large, regional and community banks and thrift institutions, securities brokerage firms, investment management companies, commodity brokerage firms, investment banks, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.

The fund is managed by the Adviser and sub-advised by T.S.J. Advisory Group, Inc. (the "Sub-adviser"). The Sub-adviser selects stocks for purchase that have a discount to perceived value and the potential for future growth. A low price to earnings multiple, low price to book value, low price to assets, and low price to liquidation value are all measures of value that the Sub-adviser uses. When assessing growth stock potential, the Sub-adviser considers, among other things, whether the issuer is in a fast-growing market, whether it has an innovative and growing product offering, and whether it has high growth demographics. The Sub-adviser identifies potential investments based on, among other things, an issuer's return on assets, return on equity, and the quality of its assets, the adequacy of its loan loss reserves and its operating efficiency. The Sub-advisor selects stocks to sell when the price exceeds the perceived value of the stock and/or the companies experience an event that would limit the potential for growth.

For temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments, repurchase agreements and cash. To the extent the fund uses this strategy, it may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Sub-adviser's ability to implement the investment strategy of the fund.

The fund's investment performance is subject to a variety of risks, such as:

      o EQUITY SECURITY RISK. Because the fund invests primarily in U.S. equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earning performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

      o FINANCIAL SERVICES INDUSTRIES AND CONCENTRATION RISKS. The fund, which concentrates most of its investments in the financial services industries, is more susceptible to factors adversely affecting issuers within that industry than would a broader based fund. Banks and financial services companies, in which the fund concentrates its investments, are subject to extensive government regulation that can affect their business significantly. The profitability of banks is also dependent on the availability and cost of funds, and on their ability to profitably invest in a portfolio of loans, which can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect the financial services industry.

PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing changes in the fund's performance from year-to-year and comparing the fund's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions. The fund began investment operations on August 28, 2000. Past performance (before and after taxes) is not an indication of future performance.


CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A)

The following bar chart illustrates the annual total returns for the fund's Class A shares. The returns for Class C and Class I shares of the fund differ from the Class A returns shown to the extent their respective expenses differ. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


                                  TOTAL RETURNS

                           [BAR CHART REPERSENTATION]
      CALENDAR YEAR
      2001      2002
      2.51%     -5.42%

Year-to-date performance as of
9/30/03:                              17.83%

Highest quarterly return during year
shown:                                 7.62% (quarter ended March 31, 2002)
Lowest quarterly return during year
shown:                               (10.29)% (quarter ended September 30, 2002)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002


The table below shows how the average annual total returns (adjusted to reflect maximum applicable sales charges) for the fund's shares (before and after taxes) compare to those of the KBW Bank Index. The table also shows the Class A total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and sales of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                   1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Class A-Return Before Taxes                        (9.91)%      (0.55)%
  Return After Taxes on Distributions             (10.22)%      (0.80)%
  Return After Taxes on Distributions
   & Sales of Fund Shares                          (5.89)%      (0.51)%
Class C-Return Before Taxes                        (6.85)%       1.04%
Class I-Return Before Taxes                        (4.83)%       2.09%
KBW Bank Index(1)                                 (10.67)%     (11.45)%


(1) The KBW Bank Index is a broad-based capitalization-weighted index consisting of 24 exchange-listed and National Market System stocks, representing national money center banks and leading regional institutions. Index returns do not reflect any deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                         Class A    Class C   Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on purchases    4.75%(1)   0.00%     0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load) (as a          0.00%(2)   1.00%     0.00%
percentage of the lesser of the offering price
or net asset value)
Sales charge (Load) imposed on reinvested           None       None      None
dividends and other distributions
Redemption Fee (as a percentage of amount           None       None      None
redeemed)
Exchange Fee                                        None       None      None
Account Fee                                         None       None      None

(1) No sales charge is imposed for purchases of $1 million or more.
(2) If you buy $1 million or more of Class A shares and redeem these shares within 12 months from the date of purchase, you will pay a 1% contingent deferred sales charge at the time of redemption.

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets)                 Class A       Class C       Class I
--------------------------------------------------------------------------------
Management fee                             1.00%         1.00%         1.00%
Distribution and Service (12b-1) fees      0.50%         1.00%         0.00%
Other expenses                             0.92%         0.91%         0.93%
                                           -------------------------------------
Total annual fund operating expenses       2.42%         2.91%         1.93%
                                           =====================================


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                        Class A       Class C      Class I
                                     ----------------------------------------
1 Year                                   $709           $395        $197
1 Year (if shares are not                $709           $295        $197
redeemed)
3 Years (whether or not shares          $1,196          $904        $608
are redeemed)
5 Years (whether or not shares          $1,709         $1,538      $1,046
are redeemed)
10 Years (whether or not shares         $3,111         $3,245      $2,264
are redeemed)

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

PRINCIPAL OBJECTIVES

The fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective, when consistent with the fund's primary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its objectives by investing at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds (those bonds rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO") with effective maturities of 1 to 10 years) that the Adviser believes offer attractive yield and capital appreciation potential. Investment grade securities purchased by the fund will be rated, at the time of investment, at least BBB by at least one NRSRO including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") or, if unrated, will be determined by the Adviser to be of comparable quality. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. The policy of the fund is to keep the portfolio's average effective maturity between 3 and 10 years.


In managing the fund's portfolio, the Adviser focuses on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser invests in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the fund's assets "fully invested" (hold a minimal amount of cash reserves - generally less than 10%) and to maintain a relatively stable average effective portfolio maturity. The Adviser sells securities that it believes no longer offer potentially better yield or total return than other available securities.

The fund may invest in U.S. Government securities, corporate bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities. Moreover, in addition to purchasing investment grade securities to fulfill its investment objectives, the fund may invest up to 35% of its assets in below investment grade bonds (commonly referred to as "junk bonds"), convertible securities and common stocks.

For liquidity and flexibility, the fund may invest in investment grade, short term securities. In unusual market conditions, the fund may invest more assets in these securities temporarily as a defensive tactic. To the extent a fund uses this strategy, it may not achieve its investment objectives.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund.

The fund's investment performance is subject to a variety of risks, such as:

      o BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer term bond when interest rates rise.

      o INTERMEDIATE TERM BONDS RISK. Bonds (debt) that have average maturities generally ranging from 1 to 10 years. These bonds normally offer higher yields but less price stability than short term bonds and offer greater price stability but lower yield than long term bonds.

      o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity rate. This is a risk especially associated with mortgage and asset-backed securities.

      o INVESTMENT GRADE BONDS RISK. Bonds that are rated in the top four credit categories by at least one NRSRO at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality. Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; ratings are no guarantee of quality.

      o BELOW INVESTMENT GRADE BONDS RISK. These bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by comparing the fund's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The fund began investment operations on March 22, 1999. Past performance (before and after taxes) is not an indication of future performance.

CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A)

The following bar chart illustrates the annual total returns for the fund's Class A shares. The returns for Class C and Class I shares of the fund differ from the Class A shares shown in the bar chart to the extent their respective expenses differ. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


                                  TOTAL RETURNS

                           [BAR CHART REPERSENTATION]
     CALENDAR YEAR
     2000       2001       2002
     12.47%     11.82%     8.27%

Year-to-date performance as of 9/30/03:    4.93%

Highest quarterly return during years      4.44% (quarter ended March 31, 2001)
shown:
Lowest quarterly return during years       0.61% (quarter ended June 30, 2001)
shown:

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002


The table below shows how the average annual total returns (adjusted to reflect maximum applicable sales charges) for the fund's shares (before and after taxes) compare to those of the Lehman Brothers Intermediate Aggregate Index. The table also shows the Class A total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and sales of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                     1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Class A-Return Before Taxes                           6.10%        8.46%
  Return After Taxes on Distributions                 2.68%        5.20%
  Return After Taxes on Distributions & Sales
  of Fund Shares                                      3.66%        5.14%
Class C-Return Before Taxes                           6.71%        8.64%
Class I-Return Before Taxes                           8.54%        9.32%
Lehman Brothers Intermediate Aggregate Index(1)       9.49%        7.77%


(1) The Lehman Brothers Intermediate Aggregate Index is a broad-based unmanaged index of intermediate U.S. investment grade fixed rate bonds, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. Index returns do not reflect any deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                         Class A   Class C   Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                         2.00%(1)  0.00%     0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load) (as a          0.00%(2)  1.00%     0.00%
percentage of the lesser of the offering price
or net asset value)
Sales charge (Load) imposed on reinvested           None      None      None
dividends and other distributions
Redemption Fee (as a percentage of amount           None      None      None
redeemed)
Exchange Fee                                        None      None      None
Account Fee                                         None      None      None

(1) No sales charge is imposed for purchases of $1 million or more.
(2) If you buy $1 million or more of Class A shares and redeem these shares within 12 months from the date of purchase, you will pay a 1% contingent deferred sales charge at the time of redemption.

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets)                  Class A       Class C       Class I
--------------------------------------------------------------------------------
Management fee                              0.40%         0.40%         0.40%
Distribution (12b-1) and Service fees       0.25%         0.60%         0.00%
Other expenses                              0.20%         0.20%         0.20%
                                            ------------------------------------
Total annual fund operating expenses(1)     0.85%         1.20%         0.60%
                                            ====================================

(1) The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2004 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 0.90% of net assets of Class A shares, 1.25% of net assets of Class C shares and 0.65% of net assets of Class I shares.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                        Class A      Class C      Class I
                                      -------------------------------------
1 Year                                   $285          $223         $61
1 Year (if shares are not                $285          $123         $61
redeemed)
3 Years (whether or not shares           $467          $382        $193
are redeemed)
5 Years (whether or not shares           $664          $662        $336
are redeemed)
10 Years (whether or not shares         $1,234        $1,463       $755
are redeemed)

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

PRINCIPAL OBJECTIVES

The fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its objectives by investing a majority of its assets in below investment grade debt securities (bonds that are rated BB or below by an NRSRO, and that are deemed to be speculative as to the issuer's ability to make payments of principal and interest when due) that the Adviser believes offer attractive yield and capital appreciation potential. However, the fund may invest in other securities providing the potential for high income or a combination of high income and capital growth if the Adviser expects to achieve the fund's objectives with such investments. All securities purchased by the fund will be rated, at the time of investment, at least CCC by at least one NRSRO including, but not limited to, S&P and Moody's or, if unrated, determined by the Adviser to be of comparable quality. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders.

In managing the fund's portfolio, the Adviser focuses on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser invests in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the fund's assets "fully invested" (hold a minimal amount of cash reserves - generally less than 10%) and to maintain a relatively stable average effective portfolio maturity. The policy of the fund is to keep the portfolio's average effective maturity between 3 and 15 years. The Adviser sells securities that it believes no longer offer potentially better yield or total return than other available securities.

Up to 100% of the fund's total assets may consist of debt securities that are rated below investment grade and their unrated equivalents (deemed by the Adviser to be of comparable quality). Types of debt securities include, but are not limited to, bonds, debentures, notes, mortgage-backed and asset-backed securities, convertible debt securities of domestic and foreign corporations, and municipal and foreign government obligations. The fund may invest up to 20% of its assets in foreign debt and equity securities. Equity securities include common stock, preferred stock and convertible preferred securities.

For liquidity and flexibility, the fund may invest in investment grade, short-term securities. In unusual market conditions, the fund may invest more assets in these securities temporarily as a defensive tactic. To the extent the fund uses this strategy, it may not achieve its investment objectives.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to effectively implement the investment strategies of the fund.

The fund's investment performance is subject to a variety of risks, such as:

      o BELOW INVESTMENT GRADE BONDS RISK. The fund invests primarily in below investment grade bonds. These bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider such bonds to be speculative in nature.

      o BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the fund, will fall. A broad-based market drop may also cause a bond's price to fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer term bond when interest rates rise.

      o ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK. There is the risk that the principal on asset- or mortgage-backed securities may be partially or fully prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.

      o INVESTMENT GRADE BONDS RISK. Bonds that are rated in the top four credit categories by at least one NRSRO at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality. Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; ratings are no guarantee of quality.

      o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the fund's performance to fluctuate more than if it held only U.S. securities.

      o EQUITY SECURITY RISK. Because the fund may invest in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by comparing the fund's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The fund began investment operations on March 22, 1999. Past performance (before and after taxes) is not an indication of future performance.

CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A)

The following bar chart illustrates the annual total returns for the fund's Class A shares. The returns for Class C and Class I shares of the fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


                                  TOTAL RETURNS

                           [BAR CHART REPERSENTATION]

      CALENDAR YEAR
      2000      2001       2002
      17.06%    17.71%     11.20%

Year-to-date performance as of 9/30/03: 10.72%

Highest quarterly return during years    6.26% (quarter ended March 31, 2001)
shown:
Lowest quarterly return during years     0.95% (quarter ended December 31, 2002)
shown:

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002


The table below shows how the average annual total returns (adjusted to reflect maximum applicable sales charges) for the fund's shares (before and after taxes) compare to those of the Lehman Brothers Ba High Yield Index. The table also shows the Class A total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and sales of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                      1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Class A-Return Before Taxes                            8.42%       13.04%
  Return After Taxes on Distributions                  3.46%        7.90%
  Return After Taxes on Distributions & Sales
  of Fund Shares                                       5.10%        7.86%
Class C-Return Before Taxes                            9.55%       13.24%
Class I-Return Before Taxes                           11.48%       14.08%
Lehman Brothers Ba High Yield Index(1)                (1.80)%       3.91%

(1) The Lehman Brothers Ba High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. Index returns do not reflect any deduction for fees, expenses or taxes.


FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                        Class A    Class C    Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                        2.50%(1)   0.00%      0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load) (as a         0.00%(2)   1.00%      0.00%
percentage of the lesser of the offering price
or net asset value)
Maximum sales charge (Load) imposed on             None       None       None
reinvested dividends and other distributions
Redemption Fee (as a percentage of amount          None       None       None
redeemed)
Exchange Fee                                       None       None       None
Maximum Account Fee                                None       None       None


(1) No sales charge is imposed for purchases of $1 million or more.
(2) If you buy $1 million or more of Class A shares and redeem these shares within 12 months from the date of purchase, you will pay a 1% contingent deferred sales charge at the time of redemption.

ANNUAL FUND EXPENSES (expenses that are deducted
from fund assets)                           Class A       Class C       Class I
--------------------------------------------------------------------------------
Management fee                              0.75%         0.75%         0.75%
Distribution (12b-1) and Service fees       0.25%         0.75%         0.00%
Other expenses                              0.13%         0.14%         0.13%
                                            ------------------------------------
Total annual fund operating expenses(1)     1.13%         1.64%         0.88%
                                            ====================================

(1) The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2004 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.25% of net assets of Class A shares, 1.75% of net assets of Class C shares and 1.00% of net assets of Class I shares.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                        Class A       Class C       Class I
                                      -----------   -----------   -----------
1 Year                                   $363           $267          $90
1 Year (if shares are not                $363           $167          $90
redeemed)
3 Years (whether or not shares           $601           $519         $282
are redeemed)
5 Years (whether or not shares           $859           $895         $490
are redeemed)
10 Years (whether or not shares         $1,598         $1,953       $1,091
are redeemed)

Effective December 31, 2002, Morgan Keegan & Company, Inc. ("Morgan Keegan"), the fund's distributor, no longer offers shares of the fund to new investors. Shareholders of the fund as of December 31, 2002 will be able to purchase additional shares of the fund after December 31, 2002. The fund reserves its right to change this policy at any time.

YOUR ACCOUNT

BUYING SHARES If you are buying shares through a Morgan Keegan financial advisor, he or she can assist you with all phases of your investment.


MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES OF THE INTERMEDIATE BOND FUND, THE HIGH INCOME FUND AND THE CAPITAL GROWTH FUND:

o     $1,000
o     $250 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENT FOR THE INTERMEDIATE BOND FUND, THE HIGH INCOME FUND AND THE CAPITAL GROWTH FUND:

o     $50 for any account

MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES OF FINANCIAL FUND:

o     $2,500
o     $1,000 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENT FOR FINANCIAL FUND:

o     $100 for any account

Initial and subsequent investments in an IRA account established on behalf of a non-working spouse of a shareholder who has an IRA invested in the fund require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the "Code").

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan financial advisor, please use the instructions on these pages.


CHOOSING A SHARE CLASS

Each fund offers three share classes. Each class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount OR if you plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C shares.

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.


Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan financial advisor can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD

o Initial sales charge of 3.50% for the Capital Growth Fund, 4.75% for the Financial Fund, 2.00% for the Intermediate Bond Fund and 2.50% for the High Income Fund (in each case, as a percentage of offering price which includes the sales load); see schedule below.

o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.

o Lower annual expenses than Class C shares due to lower distribution (12b-1) fee of 0.50% for the Capital Growth Fund and the Financial Fund and 0.25% for the Intermediate Bond Fund and the High Income Fund.

o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Morgan Keegan investments as part of your current investment.

o "Letter of intent" allows you to count all investments in this or other Morgan Keegan funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                    CAPITAL GROWTH FUND CLASS A SALES CHARGE
--------------------------------------------------------------------------------
Your Investment        As a % of Offering Price   As a % of Net Amount Invested
up to $49,999                   3.50%                         3.63%
$50,000 to $99,999              3.00%                         3.09%
$100,000 to $249,999            2.50%                         2.56%
$250,000 to $499,999            1.50%                         1.52%
$500,000 to $999,999            1.00%                         1.01%
$1 million and over             0.00%(1)                      0.00%(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       FINANCIAL FUND CLASS A SALES CHARGE
--------------------------------------------------------------------------------
Your Investment        As a % of Offering Price   As a % of Net Amount Invested
up to $49,999                   4.75%                         4.99%
$50,000 to $99,999              4.25%                         4.44%
$100,000 to $249,999            3.75%                         3.90%
$250,000 to $499,999            2.50%                         2.56%
$500,000 to $999,999            1.00%                         1.01%
$1 million and over             0.00%(1)                      0.00%(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   INTERMEDIATE BOND FUND CLASS A SALES CHARGE
--------------------------------------------------------------------------------
Your Investment        As a % of Offering Price   As a % of Net Amount Invested
up to $49,999                   2.00%                         2.04%
$50,000 to $99,999              1.75%                         1.78%
$100,000 to $249,999            1.50%                         1.52%
$250,000 to $499,999            1.00%                         1.01%
$500,000 to $999,999            0.75%                         0.76%
$1 million and over             0.00%(1)                      0.00%(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HIGH INCOME FUND CLASS A SALES CHARGE
--------------------------------------------------------------------------------
Your Investment        As a % of Offering Price   As a % of Net Amount Invested
up to $49,999                   2.50%                         2.56%
$50,000 to $99,999              2.25%                         2.30%
$100,000 to $249,999            1.75%                         1.78%
$250,000 to $499,999            1.25%                         1.27%
$500,000 to $999,999            1.00%                         1.01%
$1 million and over             0.00%(1)                      0.00%(1)
--------------------------------------------------------------------------------

(1) You can purchase $1 million or more of Class A shares without a sales charge. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge if you redeem within 12 months of the date of purchase. The contingent deferred sales charge on redemptions of shares is 1% of the lesser of the purchase price of the shares or their net asset value at the time of redemption. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first. The distributor may pay a dealer concession and/or service fee for purchases of $1 million or more.

CLASS C -- LEVEL LOAD

o     No initial sales charge.
o Contingent deferred sales charge of 1% of the lesser of the purchase price of the shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first.
o Annual distribution (12b-1) fee of 1.00% for the Capital Growth Fund and the Financial Fund, 0.60% for the Intermediate Bond Fund and 0.75% for the High Income Fund.

CLASS I -- NO LOAD

o     No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.

o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan financial advisor for information).


POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.


PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan financial advisor or Morgan Keegan at 50 Front Street, Memphis, TN 38103.

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value ("NAV").

Call your Morgan Keegan financial advisor or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.


TO ADD TO AN ACCOUNT

BY PHONE. Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan financial advisor or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.


BUYING SHARES THROUGH A FINANCIAL ADVISOR

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.


BY TELEPHONE. As long as the transaction does not require a written request, you or your financial advisor can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where the investor making the request does not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.


BY EXCHANGE. Read the section of the prospectus for the fund into which you are exchanging. Call Morgan Keegan at 800-366-7426 or visit our website at www.morgankeegan.com. All exchanges will be made by telephone.

BY SYSTEMATIC INVESTMENT. See plan information on page 25.

MORGAN KEEGAN & CO., INC.
50 Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, Central time)

INTERNET

www.morgankeegan.com

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o     You are selling more than $100,000 worth of shares
o     The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class

o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

      CORPORATE  ACCOUNTS:  certified copy of a corporate  resolution  FIDUCIARY
      ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES


THROUGH A FINANCIAL ADVISOR


BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL. See plan information on page 25.

MORGAN KEEGAN & CO., INC.
50 Front Street
Memphis, TN 38103

Call toll-free:  1-800-366-7426
(8:30 a.m.  -  4:30 p.m., business days, Central time)

INTERNET
www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The funds are open the same days as the NYSE (generally Monday through Friday). Representatives of the funds are available normally from 8:30 a.m. to 4:30 p.m. Central time on these days.


CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. Each fund calculates the NAV of its shares every day the NYSE is open for business, as of the close of the customary trading session (usually 4:00 p.m. Eastern time), or any earlier NYSE closing time that day, by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. The Intermediate Bond Fund and the High Income Fund normally obtain market values for their portfolio securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.

TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your financial advisor can also use these privileges to request exchanges on your account, and with your written permission, redemptions.


As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The funds may suspend or eliminate the telephone privilege at any time. The funds will provide 7 days' prior written notice before suspending or eliminating telephone privileges.

EXCHANGE PRIVILEGES. You may exchange shares of the funds for shares of any series of Morgan Keegan Select Fund, Inc. without a sales charge. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment. You may also exchange shares between Morgan Keegan Select Fund, Inc. (distributed by Morgan Keegan) and Regions Morgan Keegan Select Funds (distributed by Federated Securities Corp.). You should obtain a prospectus from your Morgan Keegan financial advisor for any fund you wish to exchange into. Please read the applicable prospectus carefully before you request an exchange.

Because frequent exchanges can interfere with fund management and drive up costs for all shareholders, the funds limit each account, or group of accounts under common ownership or control, to six exchanges per calendar year. If you exceed that number of exchanges, your account may be restricted from further exchanges. The funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The funds will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500 due to exchanges and redemption, Morgan Keegan may mail you a notice asking you to either bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of the same or another Morgan Keegan Fund at net asset value, without payment of a sales charge.

ADDITIONAL POLICIES

Please note that the funds maintain additional policies and reserve certain rights, including:

Class A shares may be acquired without a sales charge if the purchase is made through a Morgan Keegan financial advisor who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds, noted in (2) above, from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A shares of the fund is made within 30 days of that redemption.


The funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the funds may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares or refuse a purchase order. Additionally, in accordance with applicable law, the funds may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in a fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from a fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

EXCHANGES. It's easy to move money from one fund to another with no exchange fees. (The exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING AN ACCOUNT. Opening a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your financial advisor can help you determine which fund is right for you. He or she is trained to understand investments and can help speed the application process.


SERVICES. Take advantage of everything your financial advisor and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your financial advisor can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.


Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

FUNDS' INVESTMENT ADVISER

The funds are managed by Morgan Asset Management, Inc., 417 North 20th Street, Birmingham, AL 35203. Pursuant to each fund's advisory agreement (the "Advisory Agreement"), the Adviser is responsible for the investment management of the funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The Capital Growth Fund pays the Adviser a management fee equal to an annual rate of 1.00% of the average daily net assets of the fund for the first $100 million of assets and 0.75% of the average daily net assets exceeding $100 million; Financial Fund pays the Adviser an advisory fee equal to an annual rate of 1.00% of its average daily net assets; the Intermediate Bond Fund pays the Adviser an advisory fee equal to an annual rate of 0.40% of its average daily net assets; and the High Income Fund pays the Adviser an advisory fee equal to an annual rate of 0.75% of its average daily net assets. Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions Financial Corporation, a publicly held financial holding company that provides banking and other financial services. The Adviser also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of nine funds. The Adviser has, as of September 30, 2003, more than $ 3.9 billion in total assets under management.

T. S. J. Advisory Group, Inc., 3650 Mansell Road, Suite 200, Alpharetta, GA 30022, sub-advises the Financial Fund. Founded in 2000, the Sub-adviser is controlled by T. Stephen Johnson, who also controls T. Stephen Johnson & Associates, Inc. ("TSJ&A"), a bank consulting firm and investment manager in the Southeast established in 1986, and W. James Stokes. The Sub-adviser is responsible for the day-to-day management of the fund and makes investment decisions and places orders to buy, sell or hold a particular security. The Adviser pays the Sub-adviser an advisory fee equal to an annual rate of 0.75% of the fund's average daily net assets. The Sub-adviser has, as of September 30, 2003, more than $ 8.7 million in total assets under management.


FUNDS' PORTFOLIO MANAGERS

CAPITAL GROWTH FUND

Charles A. Murray, CFA has served as the portfolio manager of the Capital Growth Fund since November 1, 2002. Since November 1, 2002, Mr. Murray has been a Vice-President of the Adviser. Prior to November 1, 2002, he was Senior Vice-President of the Capital Management Group, a registered investment adviser that was a division of Regions Bank, a wholly owned subsidiary of Regions
Financial Corporation. He served as a Portfolio Manager there from 1974. He received a B.S. in Marketing from the University of Alabama in 1970.

FINANCIAL FUND

W. James Stokes serves as the portfolio manager of the Financial Fund. Mr. Stokes has been the Managing Director of the Sub-advisor since its inception. He joined TSJ&A in 1987 as a Vice President in charge of financial analysis. His bank consulting practice has focused on mergers and acquisitions, stock valuations, fairness opinions and regulatory issues. He also served as Managing Director of the Southeast Bank Fund Inc. (an investment company) from 1995 through 1998. Mr. Stokes began his banking career as a Bank Examiner with the Federal Reserve Bank of Atlanta. He received a BBA in Finance from Emory University in Atlanta in 1980.

INTERMEDIATE BOND FUND AND HIGH INCOME FUND


James C. Kelsoe, CFA, serves as the portfolio manager of the Intermediate Bond Fund, the High Income Fund and RMK High Income Fund, Inc., a closed-end investment company traded on the NYSE. Mr. Kelsoe is the Chief Fixed Income Investment Officer of the Adviser, a position he has held since 1991. He joined Morgan Keegan in 1991 and has been in the investment business since 1986. He received a B.S. in Finance from the University of Alabama in 1986.

FUNDS' DISTRIBUTOR

Morgan Keegan acts as the distributor of the funds' shares. It also is a wholly owned subsidiary of Regions Financial Corporation. Each fund has adopted a plan under Rule 12b-1 that allows the funds to pay distribution fees for the sale and distribution of the Class A and C shares and for shareholder servicing; Morgan Keegan bears costs including printing and distributing prospectuses to investors, preparing and distributing sales literature and compensation of its employees involved in the sales of shares. Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. Each fund distributes all its net investment income and net capital gain to its shareholders. Each of the Capital Growth Fund and the Financial Fund declares and pays dividends from its net investment income annually. Using projections of its future income, each of the Intermediate Bond Fund and the High Income Fund declares dividends from its net investment income daily and pays them monthly. Each fund distributes net capital gains annually, if any.

You may have your distributions reinvested in shares of the distributing class of the fund or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the distributing class of the fund you own.

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. In general, any dividends and distributions of the excess of net short-term capital gains over net long-term capital losses you receive from the funds are taxable as ordinary income, except that a fund's dividends attributable to "qualified dividend income" (I.E., dividends received on stock of U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the fund dividends were paid. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gains, which also are subject to a 15% maximum federal income tax rate for individual shareholders (as a result of enactment of the 2003 Act) to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Every year, your fund will send you information detailing the amounts of dividends and net capital gain distributed to you for the previous year.

The sale (redemption) of fund shares is a taxable event and may produce a gain or loss. For tax purposes, an exchange is treated the same as a sale. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003 and December 31, 2008, of his or her fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in a fund shortly before a capital gain distribution or dividend payment date, because when the fund makes the distribution, you will receive some of your investment back as a taxable distribution, or
o Selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund within 30 days before or after that sale, because such a transaction is considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss.

Your investment in the funds could have additional tax consequences. Please consult your tax professional for assistance.


BACKUP WITHHOLDING. By law, the funds must withhold 28% of distributions and redemption proceeds otherwise payable to you if you have not provided complete, correct taxpayer identification information and 28% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' financial performance for the periods shown.(1) Certain information reflects financial results for a single fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and other distributions). This information for the years ended June 30, 2003 and June 30, 2002 was audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the funds' financial statement, is included in the funds' Annual Report to Shareholders for the fiscal year ended June 30, 2003. KPMG LLP was the funds' independent auditor for the years and for the fiscal periods presented prior to June 30, 2002. Annual Reports may be obtained without charge by calling 1-800-564-2188.

                                        REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                                 ----------------------------------------------------------------
                                                             CLASS A(1)
                                 ----------------------------------------------------------------

                                   For the      For the      For the      For the      For the
                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                  June 30,     June 30,     June 30,     June 30,     June 30,
                                    2003         2002         2001         2000         1999
                                 ----------------------------------------------------------------
Net Asset Value, beginning of      $17.22       $19.77       $26.87       $27.10       $26.56
   period

INCOME FROM INVESTMENT
   OPERATIONS
  Net Investment (Loss)            (0.15)        (0.18)       (0.13)       (0.20)       (0.17)
  Net Gain (Loss) on Securities    (0.34)        (2.22)       (3.05)       (0.03)        1.46
                                 ----------------------------------------------------------------
  Total from Investment            (0.49)        (2.40)       (3.18)       (0.23)        1.29
   Operations

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                -             -            -            -            -
  Distribution (from realized
   gains)                            -           (0.15)       (3.92)         -          (0.72)
  Distribution (return of
   capital)                          -             -            -            -          (0.03)
  Net Asset Value, end of
   period                         $16.73         $17.22       $19.77       $26.87       $27.10
  Total Return(2)                  (2.85%)       (12.20%)     (13.81%)      (0.85%)       5.20%


RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period     $30,449,863   $37,069,483   $47,075,292  $69,386,938  $95,893,801
  Expenses to Average Net
   Assets                           1.99%(3)       2.00%        1.97%        1.76%        1.74%
  Net Investment Income to
   Average Net Assets              (1.00%)      (0.98%)        (1.07%)      (0.74%)      (0.68%)
  Portfolio Turnover Rate            77%          31%             29%          20%          15%

(1) Prior to November 1, 2000, the Capital Growth Fund operated as Morgan Keegan Southern Capital
Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States.  Morgan Keegan Southern  Capital Fund, Inc. offered only one class of shares that was converted to Class A shares of the fund.
(2) Total return does not include front-end sales load.
(3) 2.12%  before  expense  reimbursement  and fee waiver from  Adviser for Class A shares for the period ended June 30, 2003.

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

                                                              CLASS C
                                    -----------------------------------------------------------
                                       For the Year        For the Year        For the Period
                                          Ended               Ended            June 15, 2001
                                      June 30, 2003       June 30, 2002           through
                                                                               June 30, 2001
                                    -----------------------------------------------------------
Net Asset Value, beginning of             $17.13              $19.76               $19.77
   period

INCOME FROM INVESTMENT OPERATIONS
  Net Investment (Loss)                    (0.24)              (0.27)                 -
  Net Gain (Loss) on Securities            (0.34)              (2.21)               (0.01)
                                    -----------------------------------------------------------
  Total from Investment Operations         (0.58)              (2.48)               (0.01)

LESS DISTRIBUTIONS
  Dividends (from net investment
   income)                                   -                   -                    -
  Distribution (from realized
   gains)                                    -                 (0.15)                 -
  Distribution (return of capital)           -                   -                    -
  Net Asset Value, end of period          $16.55              $17.13               $19.76
  Total Return                             (3.39%)            (12.66%)                -

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period              $29,050             $32,933               $5,394
  Expenses to Average Net Assets(1)        2.57%(2)            2.49%                1.97%
  Net Investment Income to Average
      Net Assets(1)                       (1.58%)             (1.47%)              (1.07%)
  Portfolio Turnover Rate                    77%                 31%                  29%

(1) Ratio annualized for periods less than one year.
(2) 2.61%  before  expense reimbursement and fee waiver from  Adviser for Class C shares for the period ended June 30, 2003.

                               REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

                                    ---------------------------------------
                                                   CLASS I
                                                          For the Period
                                       For the Year      January 23, 2002
                                          Ended              through
                                      June 30, 2003       June 30, 2002
                                    ---------------------------------------
Net Asset Value, beginning of
   period                                $17.26              $18.39

INCOME FROM INVESTMENT OPERATIONS
  Net Investment (Loss)                  (0.09)              (0.09)
  Net Gain (Loss) on Securities          (0.34)              (1.04)
                                    ---------------------------------------

  Total from Investment Operations       (0.43)              (1.13)

LESS DISTRIBUTIONS
  Dividends (from net investment
   income)                                 -                   -
  Distribution (from realized
   gains)                                  -                   -
  Distribution (return of capital)         -                   -
  Net Asset Value, end of period        $16.83              $17.26
  Total Return                           (2.49%)             (6.14%)

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period             $513,661            $441,995
  Expenses to Average Net Assets(1)       1.58%2              1.50%
  Net Investment Income to Average
       Net Assets(1)                     (0.59%)             (0.48%)
  Portfolio Turnover Rate                   77%                 31%

(1) Ratio annualized for periods less than one year.

(2) 1.62% before expense reimbursement and fee waiver from Adviser for Class I shares for the period ended June 30, 2003.

                                 REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              --------------------------------------------------
                                                  CLASS A
                              --------------------------------------------------

                               For the Year     For the Year    For the Period
                                   Ended           Ended       August 30, 2000
                               June 30, 2003   June 30, 2002   through June 30,
                                                                     2001
                              --------------------------------------------------
Net Asset Value, beginning        $11.56           $11.32           $10.00
of period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income            (0.02)          (0.02)            0.04
  Net Gains (loss) on
  Securities                       (0.20)            0.32            1.28
                              --------------------------------------------------
Total from Investment
Operations                         (0.22)            0.30            1.32

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)             (0.03)           (0.02)             -
  Distributions (from
    realized gains)               (0.12)           (0.04)             -
  Net Asset Value, end of
   period                        $11.19           $11.56           $11.32
  Total Return(1)                 (1.77%)          2.76%            13.20%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period     $6,279,463      $11,495,119      $18,412,183
  Expenses to Average Net
   Assets(2)                         2.42%           2.26%          2.48%
  Net Investment Income to
   Average Net Assets(2)            (0.18%)         (0.15%)         0.36%

  Portfolio Turnover Rate               3%             19%            23%

(1) Total return does not include front-end sales load that applies to Class A shares of the fund.

(2) Ratio annualized for periods less than one year.

                                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                                  ----------------------------------------------
                                                       CLASS C
                                  ----------------------------------------------
                                                                 For the Period
                                   For the Year    For the Year  August 30, 2000
                                      Ended           Ended          through
                                  June 30, 2003   June 30, 2002   June 30, 2001
                                  ----------------------------------------------
Net Asset Value, beginning of        $11.46          $11.27          $10.00
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income               (0.07)          (0.07)          (0.03)
  Net Gains (loss) on Securities      (0.20)           0.32            1.30
                                  ----------------------------------------------
Total from Investment Operations      (0.27)           0.25            1.27

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                 (0.03)          (0.02)            -
  Distributions (from realized
   gains)                             (0.12)          (0.04)            -
  Net Asset Value, end of period     $11.04          $11.46          $11.27
  Total Return                        (2.22%)          2.24%          12.70%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period         $1,536,217      $2,152,586      $2,382,468
  Expenses to Average Net
   Assets(1)                           2.91%           2.76%           2.98%
  Net Investment Income to
   Average Net Assets(1)              (0.67%)         (0.64%)        (0.15%)
  Portfolio Turnover Rate                 3%             19%             23%

(1) Ratio annualized for periods less than one year.

                                                    REGIONS MORGAN KEEGAN SELECT
                                                           FINANCIAL FUND
                                      -------------------------------------------------------
                                                               CLASS I
                                      -------------------------------------------------------
                                       For the Year     For the Year       For the Period
                                           Ended            Ended          August 30, 2000
                                       June 30, 2003    June 30, 2002   through June 30, 2001
                                      -------------------------------------------------------
Net Asset Value, beginning of period      $11.66           $11.36              $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                    0.03             0.04                0.06
  Net Gains (loss) on Securities          (0.20)            0.32                1.30
                                      -------------------------------------------------------
Total from Investment Operations          (0.17)            0.36                1.36

LESS DISTRIBUTIONS
  Dividends (from net investment
   income)                                (0.03)           (0.02)                -
  Distributions (from realized
   gains)                                 (0.12)           (0.04)                -
  Net Asset Value, end of period         $11.34           $11.66              $11.36
  Total Return                           (1.32%)           3.28%              13.60%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period              $702,392         $990,643          $1,303,129
  Expenses to Average Net Assets(1)        1.93%            1.77%               1.99%
  Net Investment Income to Average
     Net Assets(1)                         0.32%            0.35%               0.84%
  Portfolio Turnover Rate                     3%              19%                 23%

(1) Ratio annualized for periods less than one year.

                                       34

                                                    REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                                            CLASS A
                                     --------------------------------------------------------------------------------------
                                        For the Year      For the Year     For the Year    For the Year    For the Period
                                           Ended             Emded            Emded            Ended        March 22, 1999
                                        June 30, 2003     June 30, 2002    June 30, 2001   June 30, 2000       through
                                                                                                            June 30, 1999
                                     --------------------------------------------------------------------------------------
Net Asset Value,
beginning of period                      $    10.17       $    10.21        $      9.74     $    9.85       $    10.00

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income                        0.76             0.96               0.78          0.68             0.16
  Net Gains (loss) on Securities               0.21             -                  0.47         (0.11)           (0.15)
                                     --------------------------------------------------------------------------------------
Total from Investment
Operations                                     0.97             0.96               1.25          0.57             0.01

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)                        (0.75)           (0.94)             (0.78)        (0.68)           (0.16)
  Distributions (from realized
    gains)                                     -               (0.06)              -             -                -
  Net Asset Value, end of period         $    10.39       $    10.17        $     10.21     $    9.74  $          9.85

  Total Return(1)                              9.99%            9.61%             13.16%         6.17%            0.06%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period              $  82,786,047    $  54,495,867     $  12,375,281   $  6,101,095     $  3,164,863
  Expenses to Average Net
    Assets(2),(3)                              0.85%            0.89%              0.89%         0.90%            0.90%
  Net Investment Income to
    Average Net Assets(3)                      7.38%            9.55%              7.73%         6.95%            6.48%
  Portfolio Turnover Rate                       38%              37%                60%           30%               7%


(1) Total return does not include front-end sales load.
(2) For Class A shares of the Intermediate  Fund:  0.91%,  1.12%,  1.51% and 3.41% before expense  reimbursement  and fee waiver from Adviser for the year ended June 30, 2002, the year ended June 30, 2001, the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.
(3) Ratio annualized for periods less than one year.

                                                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                    ----------------------------------------------------------------------------------------
                                                                               CLASS C
                                    ----------------------------------------------------------------------------------------
                                     For the Year      For the Year    For the Year      For the Year       For the Period
                                        Ended             Ended           Ended             Ended           March 22, 1999
                                     June 30, 2003    June 30, 2002    June 30, 2001    June 30, 2000          through
                                                                                                            June 30, 1999
                                    ----------------------------------------------------------------------------------------
Net Asset Value, beginning
of period                                $10.17           $10.21           $9.74            $9.85             $10.00

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income                    0.73             0.93            0.74             0.67               0.15
  Net Gains (loss) on Securities           0.20               -             0.47            (0.11)             (0.15)
                                    ----------------------------------------------------------------------------------------
Total from Investment
Operations                                 0.93             0.93            1.21             0.56               0.00

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                    (0.72)            (0.91)          (0.74)           (0.67)             (0.15)
  Distributions (from
   realized gains)                           -             (0.06)             -                -                  -
 Net Asset Value, end of period          $10.38            $10.17          $10.21           $9.74              $9.85
  Total Return                            9.40%             9.34%          12.76%            5.81%             (0.04)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period            $84,553,526      $31,788,056      $9,396,442       $4,401,369         $1,986,591
  Expenses to Average Net
   Assets(1),(2)                          1.20%             1.23%           1.23%           1.25%               1.25%
  Net Investment Income to
   Average Net Assets(2)                  7.03%             9.20%           7.54%           6.71%               6.22%
  Portfolio Turnover Rate                  38%               37%             60%             30%                 7%



(1) For Class C shares of the Intermediate  Fund:  1.25%,  1.47%,  1.85% and 3.82% before expense reimbursement  and fee waiver from Adviser for the year ended June 30, 2002, the year the ended June 30, 2001, the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.
(2) Annualized for periods less than one year.

                                                         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     ---------------------------------------------------------------------------------------
                                                                                CLASS I
                                     ---------------------------------------------------------------------------------------
                                      For the Year    For the Year     For the Year      For the Year        For the Period
                                         Ended           Ended            Ended              Ended           March 22, 1999
                                     June 30, 2003   June 30, 2002    June 30, 2001     June 30, 2000          through
                                                                                                             June 30, 1999
                                     ---------------------------------------------------------------------------------------
Net Asset Value,
beginning of period                      $10.17         $10.21            $9.74              $9.85              $10.00

INCOME FROM
INVESTMENT OPERATIONS
  Net Investment Income                   0.79           0.99              0.80               0.72                0.16
  Net Gains (loss) on
  Securities                              0.21            -                0.47              (0.11)             (0.15)
                                     ---------------------------------------------------------------------------------------
Total from
Investment Operations                     1.00           0.99              1.27               0.61               0.01


LESS DISTRIBUTIONS
  Dividends (from net
    investment income)                   (0.78)         (0.97)            (0.80)             (0.72)             (0.16)
  Distributions (from
   realized gains)                          -           (0.06)               -                  -                  -
  Net Asset Value,
   end of period                         $10.39         $10.17            $10.21             $9.74              $9.85
  Total Return                           10.15%          9.99%            13.43%             6.46%               0.13%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period           $33,347,772    $20,289,077       $10,104,733        $1,823,405         $1,068,933
  Expenses to Average Net
    Assets(1),(2)                         0.60%          0.64%             0.63%             0.65%               0.65%


  Net Investment Income to
    Average Net Assets(2)                 7.63%          9.80%             7.90%             7.30%               6.82%
  Portfolio Turnover Rate                  38%            37%               60%               30%                  7%



(1) For Class I shares of the Intermediate Bond Fund: 0.66%, 0.88%, 1.26% and 3.13% before expense reimbursement and fee waiver from Adviser for the year ended June 30, 2002, the year ended June 30, 2001, the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.
(2) Annualized for periods less than one year.

                                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                        -------------------------------------------------------------------------------------------
                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                        For the Year      For the Year        For the Year       For the Year       For the Period
                                           Ended             Ended               Ended              Ended           March 22, 1999
                                        June 30, 2003     June 30, 2002       June 30, 2001      June 30, 2000         through
                                                                                                                    June 30, 1999
                                        -------------------------------------------------------------------------------------------
Net Asset Value,
beginning of period                         $10.47           $10.56              $9.98              $10.17             $10.00

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income                       1.21             1.42               1.30                1.29               0.20
  Net Gains (loss) on Securities              0.04            (0.07)              0.58               (0.19)              0.17
                                        -------------------------------------------------------------------------------------------
Total from Investment Operations              1.25             1.35               1.88                1.10               0.37

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                        (1.14)           (1.33)             (1.30)              (1.29)             (0.20)
  Distributions (from realized gains)        (0.03)           (0.11)                -                   -                  -
  Net Asset Value, end of period             $10.55           $10.47             $10.56              $9.98              $10.17
  Total Return(1)                            12.72%           13.57%             19.88%              9.98%               3.69%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period               $298,816,127     $135,194,579       $28,873,999        $5,542,495          $1,028,584
  Expenses to Average Net Assets(2),(3)       1.13%            1.15%              1.19%              1.25%               1.25%
  Net Investment Income
   to Average Net Assets(3)                  10.99%           13.52%             12.86%             10.89%               8.74%
  Portfolio Turnover Rate                      67%              33%                38%                12%                  0%


1 Total return does not include front-end sales load.
2 For Class A shares of the High Income Fund:  1.24%,  1.61% and 4.39% before expense reimbursement  and fee waiver from
Adviser for the year ended June 30,  2001,  the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.
3 Annualized for periods less than one year.

                                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                          --------------------------------------------------------------------------------------
                                                                                 CLASS C
                                          --------------------------------------------------------------------------------------
                                          For the Year      For the Year      For the Year     For the Year      For the Period
                                             Ended             Ended             Ended            Ended           March 22, 1999
                                          June 30, 2003     June 30, 2002    June 30, 2001    June 30, 2000          through
                                                                                                                  June 30, 1999
                                          --------------------------------------------------------------------------------------
Net Asset Value,
beginning of period                          $10.47            $10.56            $9.98            $10.18              $10.00

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income                        1.16              1.37             1.25              1.12                0.18
  Net Gains (loss) on Securities               0.04              (.07)            0.58             (0.20)               0.18
                                          --------------------------------------------------------------------------------------
Total from Investment Operations               1.20              1.30             1.83              0.92                0.36


LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                         (1.09)            (1.28)           (1.25)            (1.12)              (0.18)
  Distributions (from realized gains)         (0.03)            (0.11)              -                 -                   -
  Net Asset Value, end of period             $10.55             $10.47          $10.56             $9.98              $10.18
  Total Return                                12.16%            13.01%           19.30%             9.33%              3.64%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of  period            $173,289,990       $74,953,800      $15,758,616        $7,806,453         $4,064,710
  Expenses to Average Net Assets(1),(2)        1.64%             1.64%            1.69%             1.75%              1.75%
  Net Investment Income
   to Average Net Assets(2)                   10.48%            13.03%           12.36%           10.68%               8.65%
  Portfolio Turnover Rate                       67%               33%             38%              12%                  0%



(1) For Class C shares of the High Income  Fund:1.74%,  2.11% and 4.86% before expense reimbursement and fee waiver from
Adviser for the year the ended June 30,  2001,  the year ended June 30,  2000 and the period  March 22, 1999 to June 30,
1999, respectively.
(2) Annualized for periods less than one year.

                                                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                 ---------------------------------------------------------------------------------------------
                                                                             CLASS I
                                 ---------------------------------------------------------------------------------------------
                                   For the Year       For the Year      For the Year      For the Year        For the Period
                                       Ended             Ended             Ended             Ended            March 22, 1999
                                   June 30, 2003      June 30, 2002     June 30, 2001     June 30, 2000         through
                                                                                                              June 30, 1999
                                 ---------------------------------------------------------------------------------------------
Net Asset Value,
beginning of period                    $10.47           $10.56             $9.98             $10.18              $10.00

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income                  1.24             1.45              1.32               1.31                0.20
  Net Gains (loss) on Securities         0.04            (0.07)             0.58              (0.20)               0.18
                                 ---------------------------------------------------------------------------------------------
Total from Investment Operations         1.28             1.38              1.90               1.11                0.38

LESS DISTRIBUTIONS
  Dividends (from net
   investment income)                  (1.17)            (1.36)            (1.32)             (1.31)              (0.20)
  Distributions (from
   realized gains)                     (0.03)            (0.11)               -                  -                   -
  Net Asset Value, end of period       $10.55            $10.47           $10.56              $9.98              $10.18

  Total Return                         13.00%            13.85%            20.18%             10.14%              3.85%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period        $110,694,694       $51,073,085       $17,413,569         $5,888,854          $931,780
  Expenses to Average
   Net  Assets(1),(2)                   0.88%             0.91%             0.95%              1.00%              1.00%
  Net Investment Income
   to Average Net Assets(2)            11.24%            13.76%            13.18%             11.27%              9.40%
  Portfolio Turnover Rate                67%              33%               38%                 12%                0%


(1) For Class I shares of the High Income Fund: 1.00%,  1.37% and 4.02% before expense reimbursement and fee waiver from
Adviser for the year ended June 30,  2001,  the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.
(2) Annualized for periods less than one year.

                                                           40

MORGAN KEEGAN SELECT FUND, INC.

ACCOUNT APPLICATION

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT. MORGAN KEEGAN IS REQUIRED BY FEDERAL LAW TO OBTAIN FROM EACH PERSON WHO OPENS AN ACCOUNT CERTAIN PERSONAL INFORMATION INCLUDING NAME, STREET ADDRESS AND DATE OF BIRTH AMONG OTHER INFORMATION, WHICH WILL BE USED TO VERIFY IDENTITY. IF YOU DO NOT PROVIDE US WITH THIS INFORMATION, WE WILL NOT BE ABLE TO OPEN THE ACCOUNT. IF WE ARE UNABLE TO VERIFY YOUR IDENTITY, MORGAN KEEGAN RESERVES THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE OTHER STEPS WE DEEM REASONABLE.

  o    Do not use this Application for IRA or Keogh Plans.
  o For special forms or if you need assistance completing this Application, Please call your Morgan Keegan financial advisor or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures.
Please use blue or black ink only.

1.     FUND CHOICE

___    Regions Morgan Keegan Select Capital Growth Fund

       ___ Class A
       ___ Class C
       ___ Class I

___    Regions Morgan Keegan Select Financial Fund

       ___ Class A
       ___ Class C
       ___ Class I

___    Regions Morgan Keegan Select Intermediate Bond Fund

       ___ Class A
       ___ Class C
       ___ Class I

___    Regions Morgan Keegan Select High Income Fund
       (Not available to new shareholders after December 31, 2002.)

       ___ Class A
       ___ Class C
       ___ Class I

If you choose to invest in more than one fund initially, please also indicate the total purchase amount and how you wish to have your initial investment split among the funds.

$ __________________ to the Regions Morgan Keegan Select Capital Growth Fund.

$ __________________ to the Regions Morgan Keegan Select Financial Fund.

$ __________________ to the Regions Morgan Keegan Select Intermediate Bond Fund.

$__________________ to the Regions Morgan Keegan Select High Income Fund. (Not available to new shareholders after December 31, 2002.)

2.      ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

[ ]     Individual or Joint Account*


________________________________________________________________________________
Owner's name (first, middle initial, last) AND Joint owner's name (first, middle initial, last)

* Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

[ ]     UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

________________________________________________________________________________
Minor's name (first, middle initial, last - one minor only)

Under the _________________________________Uniform Gifts/Transfers to Minors Act
                      State

_____/______/______
Minor's date of birth

OR

[ ]     TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
                   Name of trust agreement


Beneficiary's name (if applicable)________  Date of trust agreement___/____/____

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan financial advisor or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.


OR

[ ]      CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY

________________________________________________________________________________
Name of Corporation, Partnership, Estate or Other Entity


________________________________________________________________________________
Type of Entity


For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan financial advisor or Morgan Keegan Fund Services at 1-800-366-7426.


3.      ADDRESS


________________________________________________________________________________
Street or P.O. Box                                        Apt. No.


________________________________________________________________________________
City                         State                        Zip Code


(   )                                    (   )
Daytime phone number                     Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


________________________________________________________________________________
Country of permanent residence

4.       SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[____] [____] [____] [____] [____] [____] [____] [____] [____]

         o  INDIVIDUAL ACCOUNTS.   Specify  the  Social  Security  number of the
            owner.
         o JOINT ACCOUNTS.* Specify the Social Security number of the first named owner.
         o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS. Specify the minor's Social Security number.
         o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS. Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

* In ADDITION to the above, Joint accounts must also specify the Social Security number of the second named owner here.

[____] [____] [____] [____] [____] [____] [____] [____] [____]

5. INVESTMENT METHOD (MINIMUM INVESTMENT: CAPITAL GROWTH FUND, INTERMEDIATE BOND FUND & HIGH INCOME FUND - $1,000; FINANCIAL FUND - $2,500)

[ ]     CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

For $   ________________________________________________________________________
        Amount


6.      DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS
CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___     Reinvest all dividends and capital gain distributions.

___     Pay all dividends and capital gain distributions by check.

___     Pay all dividends by check and reinvest all capital gain distributions.


7.      SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN MUTUAL FUND ACCOUNT.

___    Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___  1st       ___  15th          ___  both dates

Amount you would like to invest each time:  $______________

8.      TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan funds with the same registration.

Please check one:  I(we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Please check one:  I(we) do ___, do not ____ want the TELEPHONE EXCHANGE privilege.


9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


________________________________________________________________________________
Owner's occupation                               Owner's date of birth


________________________________________________________________________________
Owner's employer's name


________________________________________________________________________________
Owner's employer's address


________________________________________________________________________________
Joint owner's occupation                         Joint owner's date of birth


________________________________________________________________________________
Joint owner's employer's name


________________________________________________________________________________
Joint owner's employer's address

10.     SIGNATURE  By signing below, you certify and agree that:

You have received a current fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any fund into which you may exchange.

You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The funds' Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other agency.

The net asset value of funds of this type will fluctuate from time to time.

TAXPAYER IDENTIFICATION NUMBER CERTIFICATION

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of up to 30% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct and (2) you are not subject to backup withholding because
(a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X
________________________________________________________________________________
OWNER OR CUSTODIAN

X
________________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.

Date____________________     Title_______________________________

Mailing Instructions
Please mail the application to:


Your Morgan Keegan financial advisor.


Or

Morgan Keegan Select Fund, Inc.
50 Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.


----------------------------------------
OFFICE USE ONLY

Account Number ____________________

Rep Number ________________________

----------------------------------------

[BORDER GRAPHIC]
[MORGAN KEEGAN SELECT FUND, INC.]


FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated November 1, 2003, containing further information about the funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.


Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance.

Free copies of the annual and semi-annual reports and  SAI may be obtained:

        o  From your Morgan Keegan financial advisor;

        o  By calling Morgan Keegan at 800-564-2188;

        o  By writing to Morgan Keegan at the address noted below; or

        o  By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the funds (including shareholder reports and the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-942-8090 for further information). You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                             Morgan Keegan & Company, Inc.
                                    50 Front Street
                                   Memphis, TN 38103
                                    1-800-366-7426





Investment Company Act File No. 811-09079.

                         MORGAN KEEGAN SELECT FUND, INC.
                Regions Morgan Keegan Select Capital Growth Fund

                          Morgan & Keegan Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426



                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the fund's Prospectus, dated November 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the fund's distributor, by writing to the above address or by calling the toll-free number listed above.

--------------------------------------------------------------------------------


                                November 1, 2003

                              TABLE OF CONTENTS
                                                                          Page
                                                                          ----

STATEMENT OF ADDITIONAL INFORMATION..........................................1

GENERAL INFORMATION..........................................................1

INVESTMENT LIMITATIONS AND POLICIES..........................................1
   Investment Limitations of the Fund........................................1
   Investment Limitations and Strategies.....................................2

ADDITIONAL TAX INFORMATION...................................................4
   General...................................................................4
   Dividends and Other Distributions.........................................5
   Redemptions...............................................................5
   Hedging Strategies........................................................6

ADDITIONAL DEBT INFORMATION..................................................7

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................7
   Letter of Intent..........................................................7
   Sales Charge Waivers......................................................7
   Additional Information on Redemptions.....................................8

VALUATION OF SHARES..........................................................8

PURCHASE OF SHARES...........................................................9
   Class A Shares............................................................9
   Class C Shares............................................................9
   Class I Shares............................................................9

PERFORMANCE INFORMATION.....................................................10
   Total Return Calculations................................................10
   Other Information........................................................12

TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS..................................13
   Individual Retirement Accounts - IRAs....................................13
   Self-Employed Individual Retirement Plans - Keogh Plans..................14
   Simplified Employee Pension Plans - SEPPS, and Savings Incentive
      Match Plans for Employees - SIMPLES...................................14

DIRECTORS AND OFFICERS......................................................14

PRINCIPAL SHAREHOLDERS......................................................21

INVESTMENT ADVISER..........................................................22

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................24

DISTRIBUTOR.................................................................25

PROXY VOTING POLICIES AND PROCEDURES........................................28

DESCRIPTION OF THE FUND'S SHARES............................................29

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGEND AND

PORTFOLIO ACCOUNTING SERVICE AGENT..........................................30

LEGAL COUNSEL...............................................................30

INDEPENDENT AUDITORS........................................................30

Dated:  November 1, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

                               GENERAL INFORMATION

     The Morgan Keegan Select Fund, Inc., is an open-end management investment company (the "Company") organized as a Maryland corporation on October 27, 1998. The Company consists of four series: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund. The Regions Morgan Keegan Select Capital Growth Fund is a diversified series of the Company. The fund issues three classes of shares: Class A shares, Class C shares and Class I shares. The Company, on behalf of Regions Morgan Keegan Select Capital Growth Fund, assumed all of the assets, subject to the liabilities of Morgan Keegan Southern Capital Fund, Inc. ("Southern Capital"), on October 31, 2000.

                       INVESTMENT LIMITATIONS AND POLICIES

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

     The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (a majority of the outstanding voting securities of a fund is defined under the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of: (i) 67% or more of the fund's shares present at a meeting if more than 50% of the outstanding shares of the fund are present and represented by proxy, or (ii) more than 50% of the outstanding shares of the fund) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF THE FUND

     THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

     (1) issue senior securities, except as permitted under the 1940 Act;

     (2) borrow money, except that the fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (3) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (4) underwrite the securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     (5) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; or

     (8) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. THE FUND:

     (1) may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the above fundamental restriction on borrowing);

     (2) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (3) may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

     (4) may not purchase securities when borrowings exceed 5% of its total assets; and

     (5) may not purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

INVESTMENT INSTRUMENTS AND STRATEGIES

     The following pages contain more detailed information about types of instruments in which the fund may invest, strategies that Morgan Asset
Management, Inc., the fund's investment adviser (the "Adviser"), may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

     OPTIONS. The fund may from time to time write (sell) covered call options on certain of its portfolio securities. The fund intends only to engage in transactions in exchange-traded options. A covered call option is an option to purchase a portfolio security owned by the fund. In such a transaction, the fund obligates itself to sell the underlying security to the purchaser of the option at a fixed price if the purchaser exercises the option during the option period. In return, the fund receives a premium from the purchaser. During the option period, the fund foregoes the opportunity to profit from any increase in the market price of the security above the exercise price of the option, but retains the risk that the price of the security may decline.

     The fund may seek to terminate its obligation as a writer of a call option prior to its expiration by entering into a "closing purchase transactions." There is no assurance that the fund will be able to effect a closing purchase transaction, particularly with respect to thinly traded call options. The selling of call options could result in an increase in the fund's portfolio turnover rate, particularly in periods of appreciation in the market price of the underlying securities. The fund would use such options only as a defensive strategy and not as a primary investment technique. Although not a fundamental policy subject to shareholder vote, the fund does not intend during the coming year to write call options on portfolio securities exceeding 5% of its total assets or to write options that are not traded on a national securities exchange. Normally such options will be written only on those portfolio securities which the Adviser does not expect to have significant short-term capital appreciation.

     LENDING PORTFOLIO SECURITIES. The fund may lend portfolio securities to broker-dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the value of the securities loaned plus any accrued interest, "marked-to-market" on a daily basis, is continuously maintained by the borrower with the fund, and further provided that the Adviser determines that the borrower presents minimal credit risk. The Adviser will monitor the credit status of the borrower during the period of the loan.

     During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon fee from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if such vote were considered important with respect to the investment. The fund does not intend during the coming year to loan more than 5% of its portfolio securities at any given time.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), each fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may be applicable to them.

GENERAL

     The fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     If the fund failed to qualify for  treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

     A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for (1) the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion may not exceed the aggregate dividends the fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on the fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the 15% rate on the dividends-received deduction.

     Dividends and other distributions the fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays them during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

     A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

     A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of fund shares for shares of another fund in the Morgan Keegan family of funds ("Morgan Keegan Fund") generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of the fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of the fund or acquires Class A shares of another Morgan Keegan
Fund without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases fund shares (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other fund shares (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

     The use of hedging strategies, such as selling (writing) and purchasing options involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options the fund derives with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

     Code section 1092 (dealing with straddles) also may affect the taxation of options in which the fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

     If the fund has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale or an offsetting notional principal contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                           ADDITIONAL DEBT INFORMATION

     The fund will invest in debt securities, within its investment limitations, only in cases where the Adviser believes there is the potential of capital appreciation. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such ratings, the fund will not be required to dispose of such security. If a downgrade occurs, the Advisor will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. Convertible securities purchased by the fund will be rated at the time of investment in the top four credit categories by at least one nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENT

     The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intent that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intent ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of the fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

     The sales charge is waived on Class A shares of the fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Regions Financial Corporation ("Regions") (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of more than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank, (b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and
(c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission ("SEC"), if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

     The right of investors to redeem their shares, and the date of payment for redemptions, may be suspended or postponed (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold.

                               VALUATION OF SHARES

     Net asset value of the fund's shares will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Investments in securities traded on national securities exchanges are stated at the last-reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. Debt securities with remaining maturities of 60 days or less are valued normally at amortized cost or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

                               PURCHASE OF SHARES

CLASS A SHARES

     Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution. An initial sales charge is not imposed on purchases of $1,000,000 or more of Class A shares; however, if those shares are redeemed within 12 months from date of purchase, a 1% contingent deferred sales charge ("CDSC") will be imposed at the time of redemption. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class A shares.

CLASS C SHARES

     Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

     Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or a CDSC. Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

                           PERFORMANCE INFORMATION

     The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Prior to November 1, 2000, the fund was known as Morgan Keegan Southern Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States. Morgan Keegan Southern Capital Fund, Inc. offered only one class of shares that was converted to Class A shares of the fund. Performance shown for the fund for periods prior to November 1, 2000 is the performance of Morgan Keegan Southern Capital Fund, Inc. The fund no longer has an investment policy that limits its investments to companies headquartered in the Southern United States.

TOTAL RETURN CALCULATIONS

     Average annual total return before taxes ("Return Before Taxes") is calculated according to the following formula:

                             n
                     P(1 + T)   = ERV
      where:         P          = a hypothetical initial payment of $1,000
                     T          = average annual total return
                     n          = number of years
                     ERV        = ending redeemable value of a hypothetical
                                  $1,000 payment made at the beginning of that period

     Because each class of the funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the funds' sales charge on Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

     Average annual total return after taxes on distributions ("Return After Taxes on Distributions") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      D
      where:         P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions)
                     n           = number of years
                     ATV         = ending redeemable value of a hypothetical
                        D          $1,000 payment made at the beginning of
                                   that period after taxes on fund distributions but not after taxes on redemptions

     Average annual total return after taxes on distributions and sale of fund shares ("Return After Taxes on Distributions and Sale of Fund Shares") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      DR
      where:         P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions and redemption)
                     n           = number of years
                     ATV         = ending redeemable value of a hypothetical
                        DR         $1,000 payment made at the beginning of
                                   that period after taxes on fund distributions and redemptions

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown in the table below. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value.

     In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

     The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formulas set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     The following table shows performance information before and after taxes for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

  CLASS                                   CLASS A       CLASS C       CLASS I
  (INCEPTION DATE)                       (9/22/86)    (6/15/2001)   (1/23/2002)
--------------------------------------------------------------------------------

Year ended June 30, 2003
  Return Before Taxes*..................  (6.25)%       (4.35)%       (2.49)%
  Return After Taxes on Distributions...  (6.25)%       (4.35)%       (2.49)%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............  (3.84)%       (2.67)%       (1.53)%
  Non-Standardized  Return..............  (2.85)%       (3.39)%       (2.49)%

Five years ended June 30, 2003
  Return Before Taxes*..................  (5.84)%         N/A           N/A
  Return After Taxes on Distributions...  (6.54)%         N/A           N/A
  Return After Taxes on Distributions
  and Sale of Fund Shares...............  (4.38)%         N/A           N/A
  Non-Standardized  Return..............  (5.17)%         N/A           N/A

Ten years ended June 30, 2003
  Return Before Taxes*..................   5.56%          N/A           N/A
  Return After Taxes on Distributions...   4.51%          N/A           N/A
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   4.42%          N/A           N/A
  Non-Standardized  Return..............   5.94%          N/A           N/A

Inception to June 30, 2003
  Return Before Taxes*..................    N/A         (7.98)%       (5.98)%
  Return After Taxes on Distributions...    N/A         (8.08)%       (6.00)%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............    N/A         (6.34)%       (4.79)%
  Non-Standardized Return...............    N/A         (7.98)%       (5.98)%


* All returns (except Non-Standardized Returns) for Class A shares reflect deduction of the current maximum sales charge of 3.50%. All returns (except Non-Standardized Returns) for Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class I shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both the Return Before Taxes and the Non-Standardized Return for the periods indicated.

OTHER INFORMATION

     From  time to time the fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. One such market index is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund may invest in securities that are not included in the S&P 500.

     The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

     The fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S.
government, the value of fund shares will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the fund's shares will vary.

     The fund's Performance Advertisements may reference the history of the fund's distributor and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                   TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS

     As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement accounts and plans. In general, income earned through the investment of assets of such an account or plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these accounts and plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAs

     If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $3,000 for yourself or $6,000 for you and your spouse, regardless of whether your spouse is employed

(which amounts are increased by $500 for each spouse who has attained age 50 by the end of the calendar year for which the contribution is made), or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to a "Roth IRA," distributions from which are not taxable under certain circumstances.

     An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you from the IRA. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

     Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

     Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

     The officers of the fund are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. Each director and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103.

     An asterisk (*) indicates officers and/or directors who are "interested persons" of the Company as defined by the 1940 Act by virtue of their positions with Morgan Keegan and Morgan Asset Management, Inc., (the "Adviser").

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

INTERESTED DIRECTORS
Allen B. Morgan,   Director (Since     Mr.  Morgan  has  been  Chairman         13             Regions
Jr.*               1999)               and Chief  Executive  Officer of                       Financial
Age 61                                 Morgan  Keegan &  Company,  Inc.                      Corporation
                                       since    1969   and    Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management,  Inc. and of Regions
                                       Financial    Corporation   since
                                       1993 and 2001, respectively.

J. Kenneth         Director (Since     Mr.  Alderman has been  Chairman         13               None
Alderman* Age 51   2003)               of Regions  Morgan  Keegan Trust
                                       Company   and  Chief   Executive
                                       Officer    of    Morgan    Asset
                                       Management,   Inc.  since  2002.
                                       He  has  been   Executive   Vice
                                       President  of Regions  Financial
                                       Corporation   since   2000.   He
                                       served as Senior Vice  President
                                       and  Capital   Management  Group
                                       Director and investment  adviser
                                       to   the    Regions    Financial
                                       Corporation   proprietary   fund
                                       family  from  1995 to  2000  and
                                       has been with Regions  Financial
                                       Corporation since 1988.

INDEPENDENT DIRECTORS

James D.           Director (Since     Mr.    Witherington   has   been         13               None
Witherington, Jr.  1999)               President     of    SSM    Corp.
Age 54                                 (management  of venture  capital
                                       funds)  since 1995.  He also has
                                       served   as   a   Director   for
                                       several private  companies since
                                       1995.

                                                 15

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

William            Director (Since     Mr. Mann  has  been Chairman and         13               None
Jefferies Mann     1999)               President  of  Mann Investments,
Age 70                                 Inc.     (hotel     investments/
                                       consulting)   since   1985.   He
                                       also  has  served  as a Director
                                       for   Heavy    Machines,    Inc.
                                       (equipment   contractor)   since
                                       1984.

James Stillman     Director (Since     Mr.  McFadden has been President         13               None
R. McFadden        1999)               and  Director of Starr  Printing
Age 46                                 Co., Inc. (commercial  printing)
                                       since  2002  and  President  and
                                       Director    of    1703,     Inc.
                                       (restaurant   management)  since
                                       1998.  He also has  served  as a
                                       Director  for  several   private
                                       companies since 1997.

Mary S. Stone      Director (Since     Ms.  Stone  has  held  the  Hugh         13               None
Age 53             2003)               Culverhouse   Endowed  Chair  of
                                       Accountancy  at  the  University
                                       of Alabama,  Culverhouse  School
                                       of  Accountancy  since 1981. She
                                       is also a  member  of  Financial
                                       Accounting   Standards  Advisory
                                       Council,    AICPA,    Accounting
                                       Standards   Executive  Committee
                                       and     AACSB      International
                                       Accounting         Accreditation
                                       Committee.

W. Randall         Director (Since     Director.  Mr.  Pittman has been         13               None
Pittman,           2003)               Chief   Financial   Officer   of
Age 49                                 Emageon,     Inc.    (healthcare
                                       information    systems)    since
                                       2002.  From  1999  to  2002,  he

                                       16

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

                                       was Chief  Financial  Officer of
                                       BioCryst  Pharmaceuticals,  Inc.
                                       (biotechnology).  From  1998  to
                                       1999,  he  was  Chief  Financial
                                       Officer  of  ScandiPharm,   Inc.
                                       (pharmaceuticals).   From   1995
                                       to 1998,  he  served  as  Senior
                                       Vice   President  -  Finance  of
                                       CaremarkRx   (pharmacy   benefit
                                       management).  From 1983 to 1995,
                                       he held various  positions  with
                                       AmSouth   Bancorporation   (bank
                                       holding   company),    including
                                       Executive   Vice  President  and
                                       Controller.  He  is a  Certified
                                       Public Accountant,  and was with
                                       the  accounting  firm of Ernst &
                                       Young from 1976 to 1983.

Archie W. Willis   Director (Since     Mr.  Willis  has been  President
III                2002)               of Community Capital  (financial         13               None
Age 46                                 advisory    and   real    estate
                                       development   consulting)  since
                                       1999  and  Vice   President   of
                                       Community  Realty  Company (real
                                       estate  brokerage)  since  1999.
                                       He   was   Vice   President   of
                                       Sterling     Equities,      Inc.
                                       (private   equity    financings)
                                       from  1990  to  2001.  He  was a
                                       First Vice  President  of Morgan
                                       Keegan  &  Company,   Inc.  from
                                       1991  to   1999.   He  also  has
                                       served as a Director  of Memphis
                                       Telecom, LLC since 2001.

OFFICERS
                                                                                13               None
Carter E. Anthony* President (Since    From  2002-present,  Mr. Anthony
Age 59             2003)               has  served  as  President   and
                                       Chief   Investment   Officer  of
                                       Morgan  Asset   Management  Inc.

                                       17

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

                                       From October 16,  2000-2002,  he
                                       served   as    Executive    Vice
                                       President    and   Director   of
                                       Capital     Management    Group,
                                       Regions  Financial  Corporation.
                                       From April 15,  1989-October 16,
                                       2000   Mr.   Anthony   was  Vice
                                       President-Trust     Investments,
                                       National Bank of Commerce.

Thomas R. Gamble*  Vice-President      Mr.    Gamble    has   been   an         13               None
Age 60             (Since 2003)        executive  at Regions  Financial
                                       Corporation  since 1981.  He was
                                       a  Corporate  IRA  Manager  from
                                       2000 to 2001 and a  Senior  Vice
                                       President  & Manager of Employee
                                       Benefits   at   the   Birmingham
                                       Trust   Department   of  Regions
                                       Bank from 1981 to 2000.

Charles D.         Secretary and       Mr.  Maxwell has been a Managing         13               None
Maxwell*           Assistant           Director  of  Morgan   Keegan  &
Age 49             Treasurer (Since    Company,  Inc.  since  1998  and
                   1999)               Assistant      Treasurer     and
                                       Assistant  Secretary  of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1994.   He   was   Senior   Vice
                                       President  of  Morgan  Keegan  &
                                       Company,  Inc. from 1995 to 1997
                                       and  has  been   Secretary   and
                                       Treasurer    of   Morgan   Asset
                                       Management,   Inc.  since  1993.
                                       He  was   with   Ernst  &  Young
                                       (accountants)  from 1976 to 1986
                                       and  served as a senior  manager
                                       from 1984 to 1986.

                                       18

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

Joseph C. Weller*  Treasurer (Since    Mr.  Weller  has been  Executive         13               None
Age 64             1999)               Vice    President    and   Chief
                                       Financial   Officer   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969,  Treasurer  and  Secretary
                                       of  Morgan   Keegan  &  Company,
                                       Inc.  since  1969 and  Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management, Inc. since 1993.

J. Thompson        Assistant           Mr.  Weller  has been a Managing         13               None
Weller*,           Secretary           Director   and   Controller   of
Age 38             (Since 2003)        Morgan  Keegan &  Company,  Inc.
                                       since   October   2001.  He  was
                                       Senior   Vice    President   and
                                       Controller  of  Morgan  Keegan &
                                       Company,  Inc. from October 1998
                                       to October 2001,  Controller and
                                       First   Vice    President   from
                                       February  1997 to October  1998,
                                       Controller  and  Vice  President
                                       from 1995 to  February  1997 and
                                       Assistant  Controller  from 1992
                                       to 1995.

     As part of a restructuring of its Committees, in August 2003, the Board reorganized its Audit and Contract Review Committee into a standalone Audit Committee. The standing Audit Committee consists of all the Directors of the funds who are not interested persons of the Company, as that term is defined in the 1940 Act ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Company's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended June 30, 2003, the Board's former Audit and Contract Review Committee held one meeting.

     As of August 2003, the Board also has a standing Independent Directors Committee consisting of all the Independent Directors. The Independent Directors Committee replaces the Board's Nominating Committee and the contract review functions of its former Audit and Contract Review Committee. The Independent Directors Committee must determine at least annually whether the funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Directors Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Director, assessing whether Directors should be added or removed from the Board and recommending to the Board policies concerning Independent Director compensation, investment in the funds and resources. The Independent Directors Committee will not consider nominees recommended by shareholders. For the fiscal year ended June 30, 2003, the Board's former Nominating Committee held two meetings and, as mentioned above, its former Audit and Contract Review Committee held one meeting.

     Officers and Directors of the Company who are interested persons of the Company receive no salary or fees from the Company. Each Independent Director receives from the fund and from the other series of the Company an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board of Directors he or she attends. Independent Directors and Audit Committee Chairs receive from the fund and from the other series of the Company annual compensation of $2,000. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Director is entitled to receive pension or retirement benefits from the Company or the fund.

     The table below sets forth the compensation paid to Directors for the fiscal year ended June 30, 2003.

                                            Pension or                               Total
                                            Retirement                           Compensation
                          Aggregate      Benefits Accrued   Estimated Annual   from Company and
 Name and Position      Compensation      as Part of Fund     Benefits upon      Fund Complex
  with the Company    from the Company       Expenses          Retirement      Paid to Director
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.          $0                N/A                N/A                $0
Director

J. Kenneth Alderman          $0                 N/A                N/A                $0
Director

James D.                   $10,000              N/A                N/A              $12,000
Witherington, Jr.
Director

William Jeffries           $9,000               N/A                N/A              $11,000
Mann
Director

                                       20

James Stillman R.          $10,000              N/A                N/A              $12,000
McFadden
Director

Mary S. Stone              $5,000               N/A                N/A              $7,000
Director

W. Randall Pittman         $6,000               N/A                N/A              $8,000
Director

Archie W. Willis III       $10,000              N/A                N/A              $12,000
Director

      The following table sets forth the dollar range of equity securities beneficially owned by each Director in the fund and in all registered investment companies overseen by the Director as of September 30, 2003.

                                                        AGGREGATE DOLLAR RANGE
                                                        OF EQUITY SECURITIES IN
                                                            ALL REGISTERED
                                                         INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY    OVERSEEN BY DIRECTOR IN
     NAME OF DIRECTOR         SECURITIES IN THE FUND         FUND COMPLEX
--------------------------------------------------------------------------------
Allen B. Morgan, Jr.                   None                  Over $100,000

J. Kenneth Alderman                    None                      None

James D. Witherington, Jr.             None                      None

William Jeffries Mann                  None                      None

James Stillman R. McFadden             None                      None

Mary S. Stone                          None                      None

W. Randall Pittman                     None                      None


                             PRINCIPAL SHAREHOLDERS

     As of October 9, 2003 directors and officers owned in the aggregate less than 4% of the outstanding Class A, Class C, and Class I shares of the fund. As of October 9, 2003, the following shareholders were shown in the Company's records as owning more than 5% of any class of a fund's shares:

                                                         PERCENTAGE OF SHARES
                                SHAREHOLDER NAME AND   BENEFICIALLY OWNED AS OF
          FUND NAME                   ADDRESS               OCTOBER 9, 2003
--------------------------------------------------------------------------------
Capital Growth Fund, Class A
                                   The Community                 12.3%
                               Foundation of Greater
                                   Memphis, Inc.
Capital Growth Fund, Class C
                                 Joann Morgan Living             63.4%
                                        Trust
                                   Gregory Faries                30.5%
                                Lawrence Sorohan, II             5.6%
Capital Growth Fund, Class I
                                    Joseph Weller                28.3%
                                     David Myers                 17.2%
                                     John Wilson                 5.8%
                                      John Pace                  6.0%
                                      Gary Tate                  5.6%

     * The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee, 38103.

                               INVESTMENT ADVISER

     Morgan Asset Management, Inc., a wholly owned subsidiary of MK Holdings, Inc., a wholly owned subsidiary of Regions, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of June 25, 2001. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors of the fund, the Adviser manages the investment and other affairs of the fund. The Adviser is responsible for managing the fund's portfolio securities and for making purchases and sales of portfolio securities consistent with the fund's investment objective, policies and limitations described in the Prospectus and this Statement of Additional Information. The Adviser is obligated to furnish the fund with office space as well as with executive and other personnel necessary for the operation of the fund. In addition, the Adviser is obligated to supply the Board of Directors and officers of the fund with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the fund who are employees of the Adviser and/or its affiliates.

     The fund bears all its other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to fund shareholders; costs of stationery; costs of shareholders' and other meetings of the fund; compensation and expenses of the independent directors; and insurance covering the fund and its officers and directors. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.

     The Adviser has contractually agreed to waive its fees and, if necessary, reimburse expenses of the fund until October 31, 2004 so that total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) would not exceed 2.00% of net assets of Class A shares, 2.75% of net assets of Class C shares, and 1.75% of net assets of Class I shares.

     The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1.0% of the average daily net assets of the fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The Adviser has agreed to reimburse the fund for certain expenses, including waiving the advisory fees received by it, in any fiscal year in which the fund's annual expenses (excluding interest, taxes, brokerage fees and commissions, and certain extraordinary charges), exceed 2.0% of the fund's average net assets. For the fiscal years ended June 30, 2003, 2002 and 2001, the fund paid the Adviser $310,305, $427,242 and $583,324, respectively.

     The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

     The Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement on behalf of the fund is in the best interests of the Company and its shareholders. The Board believes that the Advisory Agreement will enable the fund to continue to enjoy high quality investment advisory services at costs that it deems appropriate, reasonable and in the best interests of the fund and its shareholders.

     In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser including information regarding its affiliates and its personnel, operations and financial condition. The Board also reviewed information regarding the investment performance of the fund on an absolute basis and compared to investment companies with similar investment objectives and policies (the "peer group"), as well as the fees and expenses incurred by the fund compared to its peer group.

     The Board also specifically considered the following as relevant to its recommendations: (1) the history, reputation, qualification and background of the Adviser, as well as the qualifications of its personnel and its financial condition; (2) that the fee and expense ratios of the fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds; and (3) other factors deemed relevant by the Board.

     Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

     The Adviser may give consideration to research, statistical and other services furnished by broker-dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 2003, the fund paid brokerage commissions of $130,142 to brokers who provided research services.

     From time to time the fund may use Morgan Keegan & Company, Inc. ("Morgan Keegan") as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the fund to pay Morgan Keegan any commission for effecting a securities transaction for the fund in excess of the usual and customary amount other broker-dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract. The Advisory Agreement expressly provides such consent in accordance with Rule 11a2-2(T).

     The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers. For the fiscal year ended June 30, 2003, brokerage commissions paid to Morgan Keegan constituted approximately 0.2% of all brokerage commissions paid by the fund in connection with 0.6% of the aggregate dollar amount of transactions involving the payment of commissions effected by the fund in that year. Brokerage commissions paid to Morgan Keegan were $200, $2,175 and $50 for the fiscal years ended June 30, 2003, 2002 and 2001, respectively.

     The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

     Investment decisions for the fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

     The fund, its investment adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund. The Code of Ethics describes the fiduciary duty owed to shareholders by all covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.

     PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but it will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. During the fiscal years ended June 30, 2003 and 2002, the fund's portfolio turnover rates were 77% and 31%, respectively.

                                   DISTRIBUTOR

     Morgan Keegan, which is owned by Regions, acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the fund and Morgan Keegan dated March 30, 2001 ("Underwriting Agreement"). The fund's shares are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of fund shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan also compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of fund shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

     Pursuant to the Underwriting Agreement, as currently in effect, Morgan Keegan will receive as compensation for its services a 3.0% sales charge on purchased shares. The sales charge is reduced to 1.0% on sales of $1 million or more, and is waived on certain purchases of fund shares.

     The fund has adopted Distribution Plans with respect to the Class A shares and Class C shares (each a "Plan," and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the fund's Rule 12b-1 Plans, distribution and service fees will be paid at an aggregate annual rate of up to 0.50% for Class A shares, and 1.00% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

     Service fees and distribution fees paid by the fund to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. For the fiscal year ended June 30, 2003, the fund paid service fees and distribution fees to Morgan Keegan of $153,041. For the fiscal year ended June 30, 2003, expenses paid for by Morgan Keegan included $94,702 for commissions and other compensation to employees, $19,558 for printing and mailing, and $2,000 for promotional materials. No interested person of the fund or non-interested director had a direct or indirect interest in the Plans or related agreements. The fund benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

     The Plans were approved by the Initial Shareholder on October 30, 2000, and as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on August 21, 2000, including a majority of the directors who are not "interested persons" of the funds, as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").

     In approving the Plans, in accordance with the requirements of Rule 12b-1, the Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing equity funds sold with front-end sales loads, with or without distribution fees. The Plans permits the fund's shares to be sold to investors with a front-end sales load of 3%, while some competing equity funds traditionally have been sold with front-end sales loads in an amount up to 8 1/2% of the purchase price (9.29% of the net amount invested). The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Directors determined that there was a reasonable likelihood that the Plans would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit both the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in its operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Directors acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result to the Plan.

     The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

     The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plans or any related agreement shall provide to the fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

     The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon sixty (60) days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon sixty (60) days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the fund.

     Under the Underwriting Agreement and the prior Underwriting Agreement between the Company and Morgan Keegan for the Class A Shares for the fiscal periods set forth below, Morgan Keegan earned and retained the following approximate amounts of sales charges:

                  FISCAL YEAR ENDED     FISCAL YEAR ENDED      FISCAL YEAR ENDED
                    JUNE 30, 2003         JUNE 30, 2002          JUNE 30, 2001
Capital Growth
Fund                    $5,065                $17,092                $12,600

     Morgan Keegan earned and retained $0 as contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended June 30, 2003.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

     The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

     The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

     In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Beginning September 2004, information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov.

                        DESCRIPTION OF THE FUND'S SHARES

     The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($0.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized four series of shares (Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund) and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable. As of October 31, 2000, the Company, on behalf of Morgan Keegan Select Capital Growth Fund series, assumed all of the assets subject to the liabilities of Morgan Keegan Southern Capital Fund, Inc., which was incorporated in Maryland on May 5, 1986.

     The Articles of Incorporation provide that all dividends and other distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or other distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

     Each class will vote separately on matters pertaining only to that class and each series will vote separately on matters pertaining only to that series, as the Board of Directors may determine. On all other matters, all classes and series shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

     Unless otherwise required by the 1940 Act or the Articles of Incorporation, the Company has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund.

              CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT
                                       AND
                       PORTFOLIO ACCOUNTING SERVICE AGENT

     Morgan Keegan serves as the transfer and dividend disbursing agent of the fund. Services provided by Morgan Keegan include the issuance, cancellation and transfer of the fund's shares, and the maintenance of records regarding the ownership of such shares.

     Morgan Keegan also provides accounting services to the fund. These services include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services.

     Shareholders who request an historical transcript of their account will be charged a fee based on the number of years researched. The fund reserves the right, upon sixty (60) days' written notice, to make other charges to investors to cover administrative costs.

     State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the custodian of the Company's cash and investment securities. The custodian is also responsible for, among other things, receipt and delivery of the fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company.

                                  LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the fund and has passed upon certain matters in connection with this offering.


                              INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP was the Company's independent auditors for the period ended June 30, 2003. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the fiscal year ended June 30, 2003 ("Annual Report"). Those financial statements have been examined by PricewaterhouseCoopers LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. PricewaterhouseCoopers LLP performed an audit of the fund's financial statements and will review the fund's federal and state income tax returns. KPMG LLP was the Company's independent certified public accountants for the years presented prior to June 30, 2002.

                         MORGAN KEEGAN SELECT FUND, INC.
                   Regions Morgan Keegan Select Financial Fund

                          Morgan Keegan & Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426



                       STATEMENT OF ADDITIONAL INFORMATION



     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the fund's Prospectus, dated November 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the fund's distributor, by writing to the above address or by calling the toll-free number listed above.


--------------------------------------------------------------------------------

                                November 1, 2003

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

STATEMENT OF ADDITIONAL INFORMATION..........................................1
GENERAL INFORMATION..........................................................1
INVESTMENT LIMITATIONS.......................................................1
  Investment Limitations of the fund.........................................1
ADDITIONAL TAX INFORMATION..................................................11
  General...................................................................11
  Dividends and Other Distributions.........................................12
  Redemptions...............................................................13
  Hedging Strategies........................................................13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................14
  Letter of Intent..........................................................14
  Sales Charge Waivers......................................................15
  Additional Information on Redemptions.....................................15
VALUATION OF SHARES.........................................................16
PURCHASE OF SHARES..........................................................16
  Class A Shares............................................................16
  Class C Shares............................................................16
  Class I Shares............................................................17
PERFORMANCE INFORMATION.....................................................17
  Total Return Calculations.................................................17
  Other Information.........................................................19
TAX-DEFERRED RETIREMENT ACCOUNT and PLANS...................................20
  Individual Retirement Accounts - IRAs.....................................20
  Self-Employed Individual Retirement Plans - Keogh Plans...................20
  Simplified Employee Pension Plans - SEPPS, and............................21
  Savings Incentive Match Plans for Employees - SIMPLES.....................21
DIRECTORS AND OFFICERS......................................................21
PRINCIPAL SHAREHOLDERS......................................................29
INVESTMENT ADVISER..........................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................32
DISTRIBUTOR.................................................................33
PROXY VOTING POLICIES AND PROCEDURES........................................35
DESCRIPTION OF THE FUND'S SHARES............................................36
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO
ACCOUNTING SERVICE AGENT....................................................37
LEGAL COUNSEL...............................................................38
INDEPENDENT AUDITORS........................................................38


Dated:  November 1, 2003

                             GENERAL INFORMATION

     The Morgan Keegan Select Fund, Inc., is an open-end management investment company (the "Company") organized as a Maryland corporation on October 27, 1998. The Company consists of four series: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund adn Regions Morgan Keegan Select High Income Fund. The Regions Morgan Keegan Select Financial Fund is a diversified series of the Company. The fund issues three classes of shares: Class A shares, Class C shares and Class I shares.

                             INVESTMENT LIMITATIONS

     The following limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

     The fund's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (a majority of the outstanding voting securities of a fund is defined under the Investment Company Act of 1940, as amended ("1940 Act")as the lesser of: (i) 67% or more of the fund's shares present at a meeting if more than 50% of the outstanding shares of the fund are present and represented by proxy, or (ii) more than 50% of the outstanding shares of the fund) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF THE FUND

     THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

     (1) issue senior securities, except as permitted under the 1940 Act;

     (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in the disposition of restricted securities;

     (4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (5) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (7) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

      The fund will concentrate (as such term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) its investments in the securities of large, mid- and small-cap banks and financial service companies.

     With respect to industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as large, regional and community banks, thrift institutions, securities brokerage firms, investment management companies, commodity brokerage, investment banking, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.)

     THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. THE FUND:

     (1) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (2) may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

     (3) may not purchase securities when borrowings exceed 5% of its total assets;

     (4) may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)); and

     (5) may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     With respect to limitation (5), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     The fund has a policy that 80% of its assets will be invested in equity securities of large-, mid-, and small-cap companies in the financial services industry. The fund may not change this policy without giving sixty (60) days' written notice to its shareholders.

INVESTMENT INSTRUMENTS AND STRATEGIES

     The following pages contain more detailed information about types of instruments in which the fund may invest, strategies that Morgan Asset Management, Inc., the fund's investment adviser (the "Adviser") and Sub-Adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser or Sub-Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goals.

     FINANCIAL SERVICES COMPANIES. Financial Services Companies include, but are not limited to businesses such as large, regional and community banks, thrift institutions, securities brokerage firms, investment management companies, commodity brokerage, investment banking, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.

     Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

     Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a finance company's financial condition or prospects, could adversely affects its business.

     Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition. The performance of the fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Specific matters will also influence particular insurance lines. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

     Companies engaged in stock brokerage, commodity brokerage, investment banking, investment management, or related investment advisory services are closely tied economically to the securities and commodities markets and can suffer during a decline in either. These companies also are subject to the regulatory environment and changes in regulations, pricing pressure and the availability of funds to borrowing and interest rate levels.

     CLOSED-END INVESTMENT COMPANIES. Closed-End Investment Companies are investment companies that issue a fixed number of shares, which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

     CONVERTIBLE SECURITIES. Convertible Securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than compatible nonconvertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     U.S. GOVERNMENT SECURITIES. The fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks. Stripped Government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.

     Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

     INDEXED SECURITIES. Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     FOREIGN SECURITIES. While the fund does not intend to invest in foreign securities, the fund may hold foreign securities under certain circumstances, such as if the fund holds securities of an issuer that is acquired by a foreign company. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities of foreign issuers may not be registered with the Securities and Exchange Commission and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. issuers.

     FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Purchasing Put and Call Options, Writing Put and Call Options, over-the-counter options ("OTC Options"), Futures Contracts and Futures Margin Payments.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.

     In addition, the fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;

(b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The limitations below on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The lack of liquidity in the secondary market for a contract due to price fluctuation limits could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.

     TRUST  PREFERRED  SECURITIES.  The  fund  may  invest  in  trust  preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the fund.

     ILLIQUID AND RESTRICTED SECURITIES. Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the fund's investments and, through reports from the Adviser, the Board of Directors monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

     Investments currently considered by the Adviser to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, the Adviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the funds write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the funds may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors.

     Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. The Adviser has the ability to deem restricted securities as liquid. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the fund, however, could affect adversely the marketability of such portfolio securities and the fund might be unable to dispose of such securities promptly or at reasonable prices.

     DELAYED-DELIVERY TRANSACTIONS. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The fund may receive fees or price concessions for entering into delayed-delivery transactions.

     When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with the fund's investments. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss.

     The fund may re-negotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

     SECURITIES LENDING. The fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser or Sub-Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's or Sub-Advisor's judgment, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the SEC Staff that the fund may engage in loan transactions only under the following conditions:
(1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     TOTAL RETURN. Total return is composed of the income received on the securities held by the fund and either capital appreciation or depreciation of those securities.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may be applicable to them.

GENERAL

     The fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Reqauirement") and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     If the fund failed to qualify for  treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

     A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for (1) the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion may not exceed the aggregate dividends the fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on the fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the 15% rate on the dividends-received deduction.

     Dividends and other distributions the fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays them during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

     A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

     A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of fund shares for shares of another fund in the Morgan Keegan family of funds ("Morgan Keegan Fund") generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of the fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of the fund or acquires Class A shares of another Morgan Keegan
Fund without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases fund shares (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other fund shares (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

     The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures the fund derives with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

     Certain futures in which the fund may invest will be "section 1256 contracts." Section 1256 contracts the fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund.

     Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

     If the fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures contracts or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENT

     The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intent that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intent ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of the fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the

Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

     The sales charge is waived on Class A shares of the fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Regions Financial Corporation ("Regions") (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of more than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank, (b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and
(c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission ("SEC"), if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

     The right of investors to redeem their shares, and the date of payment for redemptions, may be suspended or postponed (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold.

                               VALUATION OF SHARES

     Net asset value of the fund's shares will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas. Investments in securities traded on national securities exchanges are stated at the last-reported sales price on the day of valuation. Securities traded in over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. Debt securities with remaining maturities of 60 days or less are valued normally at amortized cost or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

                               PURCHASE OF SHARES

CLASS A SHARES

     Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the fund in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution. An initial sales charge is not imposed on purchases of $1,000,000 or more of Class A shares; however, if those shares are redeemed within 12 months from date of purchase, a 1% contingent deferred sales charge ("CDSC") will be imposed at the time of redemption. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class A shares.

CLASS C SHARES

     Class C shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Class C shares that are redeemed within one year of purchase are subject to a CDSC charged as a percentage of the dollar amount subject thereto.

In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

     Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or a CDSC. Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

                             PERFORMANCE INFORMATION

     The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.

TOTAL RETURN CALCULATIONS

     Average annual total return before taxes ("Return Before Taxes") is calculated according to the following formula:

                             n
                     P(1 + T)   = ERV
      where:         P          = a hypothetical initial payment of $1,000
                     T          = average annual total return
                     n          = number of years
                     ERV        = ending redeemable value of a hypothetical
                                  $1,000 payment made at the beginning of
                                  that period

     Because each class of the fund has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of the fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

     Average annual total return after taxes on distributions ("Return After Taxes on Distributions") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      D
      where:         P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions)
                     n           = number of years
                     ATV         = ending redeemable value of a hypothetical
                        D          $1,000 payment made at the beginning of
                                   that period after taxes on fund distributions but not after taxes on redemptions

     Average annual total return after taxes on distributions and sale of fund shares ("Return After Taxes on Distributions and Sale of Fund Shares") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      DR
      where          P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions and redemption)
                     n           = number of years
                     ATV         = ending redeemable value of a hypothetical
                        DR         $1,000 payment made at the beginning of
                                   that period after taxes on fund distributions and redemptions

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown in the table below. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

     The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formulas set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     The following table shows performance information before and after taxes for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

  CLASS                                   CLASS A       CLASS C       CLASS I
  (INCEPTION DATE)                       (8/28/00)     (8/28/00)     (8/28/00)
--------------------------------------------------------------------------------

Year ended June 30, 2003
  Return Before Taxes*..................  (6.43)%       (3.20)%       (1.32)%
  Return After Taxes on Distributions...  (6.76)%       (3.54)%       (1.66)%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............  (3.79)%       (1.79)%       (0.64)%
  Non-Standardized  Return..............  (1.77)%       (2.22)%       (1.32)%

Inception to June 30, 2003
  Return Before Taxes*..................   3.03%         4.33%         5.30%
  Return After Taxes on Distributions...   2.82%         4.11%         5.09%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   2.38%         3.41%         4.20%
  Non-Standardized  Return..............   4.82%         4.33%         5.30%

     * All returns (except Non-Standardized Returns) for Class A shares reflect deduction of the current maximum sales charge of 4.75%. All returns (except Non-Standardized Returns) for Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class I shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both the Return Before Taxes and the Non-Standardized Return for the periods indicated.

OTHER INFORMATION

     From  time to time the fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

     The fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S. government, the value of the fund's shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the fund's shares will vary.

     The fund's Performance Advertisements may reference the history of the fund's Adviser and Sub-Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                    TAX-DEFERRED RETIREMENT ACCOUNT AND PLANS

     As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement accounts and plans. In general, income earned through the investment of assets of such an account or plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these accounts and plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

     If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $3,000 for yourself or $6,000 for you and your spouse, regardless of whether your spouse is employed (which amounts are increased by $500 for each spouse who has attained age 50 by the end of the calendar year for which the contribution is made), or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to a "Roth IRA," distributions from which are not taxable under certain circumstances.

     An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you from the IRA. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

     Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

     Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

     The officers of the fund are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. Each director and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103.

     An asterisk (*) indicates officers and/or directors who are "interested persons" of the Company as defined by the 1940 Act by virtue of their positions with Morgan Keegan and Morgan Asset Management, Inc. (the "Adviser").

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR
INTERESTED DIRECTORS

Allen B. Morgan,   Director (Since     Mr.  Morgan  has  been  Chairman         13             Regions
Jr.*               1999)               and Chief  Executive  Officer of                       Financial
Age 61                                 Morgan  Keegan &  Company,  Inc.                      Corporation
                                       since    1969   and    Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management,  Inc. and of Regions
                                       Financial    Corporation   since
                                       1993 and 2001, respectively.

                                       21

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

J. Kenneth         Director (Since     Mr.  Alderman has been  Chairman         13               None
Alderman*          2003)               of Regions  Morgan  Keegan Trust
Age 51                                 Company   and  Chief   Executive
                                       Officer    of    Morgan    Asset
                                       Management,   Inc.  since  2002.
                                       He  has  been   Executive   Vice
                                       President  of Regions  Financial
                                       Corporation   since   2000.   He
                                       served as Senior Vice  President
                                       and  Capital   Management  Group
                                       Director and investment  adviser
                                       to   the    Regions    Financial
                                       Corporation   proprietary   fund
                                       family  from  1995 to  2000  and
                                       has been with Regions  Financial
                                       Corporation since 1988.
INDEPENDENT DIRECTORS

James D.           Director (Since     Mr.    Witherington   has   been         13               None
Witherington, Jr.  1999)               President     of    SSM    Corp.
Age 54                                 (management  of venture  capital
                                       funds)  since 1995.  He also has
                                       served   as   a   Director   for
                                       several private  companies since
                                       1995.

William            Director (Since     Mr. Mann  has  been Chairman and         13               None
Jefferies Mann     1999)               President  of  Mann Investments,
Age 70                                 Inc.     (hotel     investments/
                                       consulting)   since   1985.   He
                                       also  has  served  as a Director
                                       for   Heavy    Machines,    Inc.
                                       (equipment   contractor)   since
                                       1984.

                                       22

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

James Stillman     Director (Since     Mr.  McFadden has been President         13               None
R. McFadden        1999)               and  Director of Starr  Printing
Age 46                                 Co., Inc. (commercial  printing)
                                       since  2002  and  President  and
                                       Director    of    1703,     Inc.
                                       (restaurant   management)  since
                                       1998.  He also has  served  as a
                                       Director  for  several   private
                                       companies since 1997.

Mary S. Stone      Director (Since     Ms.  Stone  has  held  the  Hugh         13               None
Age 53             2003)               Culverhouse   Endowed  Chair  of
                                       Accountancy  at  the  University
                                       of Alabama,  Culverhouse  School
                                       of  Accountancy  since 1981. She
                                       is also a  member  of  Financial
                                       Accounting   Standards  Advisory
                                       Council,    AICPA,    Accounting
                                       Standards   Executive  Committee
                                       and     AACSB      International
                                       Accounting         Accreditation
                                       Committee.

                                       23

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

W. Randall         Director (Since     Director.  Mr.  Pittman has been         13               None
Pittman,           2003)               Chief   Financial   Officer   of
Age 49                                 Emageon,     Inc.    (healthcare
                                       information    systems)    since
                                       2002.  From  1999  to  2002,  he
                                       was Chief  Financial  Officer of
                                       BioCryst  Pharmaceuticals,  Inc.
                                       (biotechnology).  From  1998  to
                                       1999,  he  was  Chief  Financial
                                       Officer  of  ScandiPharm,   Inc.
                                       (pharmaceuticals).   From   1995
                                       to 1998,  he  served  as  Senior
                                       Vice   President  -  Finance  of
                                       CaremarkRx   (pharmacy   benefit
                                       management).  From 1983 to 1995,
                                       he held various  positions  with
                                       AmSouth   Bancorporation   (bank
                                       holding   company),    including
                                       Executive   Vice  President  and
                                       Controller.  He  is a  Certified
                                       Public Accountant,  and was with
                                       the  accounting  firm of Ernst &
                                       Young from 1976 to 1983.

Archie W. Willis                       Mr.  Willis  has been  President
III                Director (Since     of Community Capital  (financial         13               None
Age 46             2002)               advisory    and   real    estate
                                       development   consulting)  since
                                       1999  and  Vice   President   of
                                       Community  Realty  Company (real
                                       estate  brokerage)  since  1999.
                                       He   was   Vice   President   of
                                       Sterling     Equities,      Inc.
                                       (private   equity    financings)
                                       from  1990  to  2001.  He  was a
                                       First Vice  President  of Morgan
                                       Keegan  &  Company,   Inc.  from
                                       1991  to   1999.   He  also  has
                                       served as a Director  of Memphis
                                       Telecom, LLC since 2001.

                                       24

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

OFFICERS
                                                                                13               None
Carter  E.         President (Since    From  2002-present,  Mr. Anthony
Anthony*           2003)               has  served  as  President   and
Age 59                                 Chief   Investment   Officer  of
                                       Morgan  Asset   Management  Inc.
                                       From October 16,  2000-2002,  he
                                       served   as    Executive    Vice
                                       President    and   Director   of
                                       Capital     Management    Group,
                                       Regions  Financial  Corporation.
                                       From April 15,  1989-October 16,
                                       2000   Mr.   Anthony   was  Vice
                                       President-Trust     Investments,
                                       National Bank of Commerce.

Thomas R. Gamble*  Vice-President      Mr.    Gamble    has   been   an         13               None
Age 60             (Since 2003)        executive  at Regions  Financial
                                       Corporation  since 1981.  He was
                                       a  Corporate  IRA  Manager  from
                                       2000 to 2001 and a  Senior  Vice
                                       President  & Manager of Employee
                                       Benefits   at   the   Birmingham
                                       Trust   Department   of  Regions
                                       Bank from 1981 to 2000.

                                       25

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

Charles D.         Secretary and       Mr.  Maxwell has been a Managing         13               None
Maxwell*           Assistant           Director  of  Morgan   Keegan  &
Age 49             Treasurer (Since    Company,  Inc.  since  1998  and
                   1999)               Assistant      Treasurer     and
                                       Assistant  Secretary  of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1994.   He   was   Senior   Vice
                                       President  of  Morgan  Keegan  &
                                       Company,  Inc. from 1995 to 1997
                                       and  has  been   Secretary   and
                                       Treasurer    of   Morgan   Asset
                                       Management,   Inc.  since  1993.
                                       He  was   with   Ernst  &  Young
                                       (accountants)  from 1976 to 1986
                                       and  served as a senior  manager
                                       from 1984 to 1986.

Joseph C. Weller*  Treasurer (Since    Mr.  Weller  has been  Executive         13               None
Age 64             1999)               Vice    President    and   Chief
                                       Financial   Officer   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969,  Treasurer  and  Secretary
                                       of  Morgan   Keegan  &  Company,
                                       Inc.  since  1969 and  Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management, Inc. since 1993.

                                       26

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUND AND                                           OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

J. Thompson        Assistant           Mr.  Weller  has been a Managing         13               None
Weller*,           Secretary           Director   and   Controller   of
Age 38             (Since 2003)        Morgan  Keegan &  Company,  Inc.
                                       since   October   2001.  He  was
                                       Senior   Vice    President   and
                                       Controller  of  Morgan  Keegan &
                                       Company,  Inc. from October 1998
                                       to October 2001,  Controller and
                                       First   Vice    President   from
                                       February  1997 to October  1998,
                                       Controller  and  Vice  President
                                       from 1995 to  February  1997 and
                                       Assistant  Controller  from 1992
                                       to 1995.

     As part of a restructuring of its Committees, in August 2003, the Board reorganized its Audit and Contract Review Committee into a standalone Audit Committee. The standing Audit Committee consists of all the Directors of the fund who are not interested persons of the Company, as that term is defined in the 1940 Act ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Company's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended June 30, 2003, the Board's former Audit and Contract Review Committee held one meeting.

     As of August 2003, the Board also has a standing Independent Directors Committee consisting of all the Independent Directors. The Independent Directors Committee replaces the Board's Nominating Committee and the contract review functions of its former Audit and Contract Review Committee. The Independent Directors Committee must determine at least annually whether the fund's advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Directors Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Director, assessing whether Directors should be added or removed from the Board and recommending to the Board policies concerning Independent Director compensation, investment in the fund and resources. The Independent Directors Committee will not consider nominees recommended by shareholders. For the fiscal year ended June 30, 2003, the Board's former Nominating Committee held two meetings and, as mentioned above, its former Audit and Contract Review Committee held one meeting.

     Officers and Directors of the Company who are interested persons of the Company receive no salary or fees from the Company. Each Independent Director receives from the fund and from the other series of the Company an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Independent Directors and Audit Committee Chairs receive from the fund and from the other series of the Company annual compensation of $2,000. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Director is entitled to receive pension or retirement benefits from the Company or the fund.

     The table below sets forth the compensation paid to Directors for the fiscal year ended June 30, 2003.

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM COMPANY AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
  WITH THE COMPANY    FROM THE COMPANY       EXPENSES          RETIREMENT      PAID TO DIRECTOR
------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.         $0                 N/A                N/A                $0
President and
Director

J. Kenneth Alderman          $0                 N/A                N/A                $0
Director

James D.                   $10,000              N/A                N/A              $12,000
Witherington, Jr.
Director

William Jeffries           $9,000               N/A                N/A              $11,000
Mann
Director

James Stillman R.          $10,000              N/A                N/A              $12,000
McFadden
Director

Mary S. Stone              $5,000               N/A                N/A              $7,000
Director

W. Randall Pittman         $6,000               N/A                N/A              $8,000
Director

Archie W. Willis III       $10,000              N/A                N/A              $12,000
Director

     The following table sets forth the dollar range of equity securities beneficially owned by each Director in the fund and in all registered investment companies overseen by the Director as of December 31, 2002.

                                                        AGGREGATE DOLLAR RANGE
                                                        OF EQUITY SECURITIES IN
                                                            ALL REGISTERED
                                                         INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY    OVERSEEN BY DIRECTOR IN
     NAME OF DIRECTOR         SECURITIES IN THE FUND         FUND COMPLEX
--------------------------------------------------------------------------------
Allen B. Morgan, Jr.                   None                  Over $100,000

J. Kenneth Alderman                    None                      None

James D. Witherington, Jr.             None                      None

William Jeffries Mann                  None                      None

James Stillman R. McFadden             None                      None

Mary S. Stone                          None                      None

W. Randall Pittman                     None                      None


                             PRINCIPAL SHAREHOLDERS

     As of October 9, 2003, directors and officers owned in the aggregate less than 1% of the outstanding Class A, Class C, and Class I shares of the fund. As of October 9, 2003, the following shareholders were shown in the Company's records as owning more than 5% of any class of a fund's shares:

                                                         PERCENTAGE OF SHARES
                                SHAREHOLDER NAME AND   BENEFICIALLY OWNED AS OF
          FUND NAME                   ADDRESS*              OCTOBER 9, 2003
--------------------------------------------------------------------------------
Financial Fund, Class A                 None

Financial Fund, Class C
                              Walter and Dorothy Dowdle         16.8%
                              Harry Call                         7.5%
                              Suzanne Jackson Wilcox             5.7%
Financial Fund, Class I
                              James Clayton                      9.2%
                              Louis Stout Trust                  9.2%
                              Donna Richardson                   7.6%
                              Mike Ricketts                      7.0%

     * The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee, 38103.

                               INVESTMENT ADVISER

     Morgan Asset Management, Inc., a wholly-owned subsidiary of MK Holding, Inc., a wholly-owned subsidiary of Regions, serves as the fund's investment adviser and manager under an Investment Advisory and Administration Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of June 25, 2001. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors, the Adviser manages the investment and other affairs of the funds. The Adviser is obligated to furnish the funds with office space as well as with executive and other personnel necessary for the operation of the funds. In addition, the Adviser is obligated to supply the Board of Directors and officers of the funds with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the fund who are employees of the Adviser and/or its affiliates.

     The fund bears all its other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the fund's shareholders; costs of stationery; costs of shareholders and other meetings of the fund; compensation and expenses of the independent directors; and insurance covering the fund and its respective officers and directors. The fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.

     The fund pays the Adviser a management fee at an annual rate of 1.00% of the fund's average daily net assets. For the fiscal years ended June 30, 2003 and June 30, 2002, the fund paid the Adviser $111,308 and $175,440, respectively, and for the fiscal period August 28, 2000 to June 30, 2001 the fund paid the Adviser $116,402.

     The Board of Directors approves the Advisory Agreement for an initial two-year period. Thereafter, it will be renewed annually, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

     Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

     T. S. J. Advisory Group, Inc. (the "Sub-Adviser") of Alpharetta, GA, serves as the sub-adviser to the fund pursuant to a Sub-Advisory Agreement that became effective as of August 28, 2000. Founded in 2000, T. Stephen Johnson, who also controls T. Stephen Johnson & Associates, Inc., a bank consulting firm and investment manager in the Southeast established in 1986, and W. James Stokes control the Sub-Adviser. The Sub-Advisory Agreement provides that, subject to the supervision and direction by the Board of Directors, the Sub-Adviser is responsible for a continuous investment program for the fund, including investment research and management for all securities and investments and cash equivalents in the fund. The Sub-Adviser will be responsible for placing purchase and sell orders for investments and for other related transactions for the fund consistent with the fund's investment objective, policies and limitations described in the Prospectus and this SAI. Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund, except for a loss resulting from willful misfeasance, bad faith or negligence, on its part, in the performance of its services and duties, or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

     The Board of Directors approves the Sub-Advisory Agreement for an initial two-year period. Thereafter, it will be renewed annually, provided such continuance is approved by a majority of the Board of Directors or by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement terminates automatically upon its assignment or upon termination of the Advisory Agreement and is terminable (1) by the Company without penalty upon sixty (60) days' written notice to the Adviser and Sub-Adviser, (2) by the Adviser on sixty
(60) days' written notice to the Company and the Sub-Adviser, (3) by the Sub-Adviser at any time after one year from the date of the Sub-Advisory Agreement on sixty (60) days' written notice to the Company and the Adviser.

     The Sub-Adviser bears all expenses incurred by it in connection with its services under the Sub-Advisory Agreement other than the cost of securities purchased for the fund. The Sub-Adviser does not have prior experience in managing the assets of investment companies.

     The Sub-Advisory Agreement provides that, as compensation for its services, the Sub-Adviser shall receive from the Adviser a fee of 0.75% of the fund's average daily net assets. The sub-advisory fee is paid by the Adviser and not the fund.

     The Board determined that the terms of the Advisory and Sub-Advisory Agreements are fair and reasonable and that approval of each of the Advisory and Sub-Advisory Agreements on behalf of the fund is in the best interests of the Company and its shareholders. The Board believes that each of the Advisory and Sub-Advisory Agreements will enable the fund to continue to enjoy high quality investment advisory services at costs that it deems appropriate, reasonable and in the best interests of the fund and its shareholders.

     In evaluating the Advisory and Sub-Advisory Agreements, the Board reviewed materials furnished by the Adviser and the Sub-Adviser, respectively, including information regarding their affiliates and their personnel, operations and financial condition. The Board also reviewed information regarding the investment performance of the fund on an absolute basis and compared to investment companies with similar investment objectives and policies (the "peer group"), as well as the fees and expenses incurred by the fund compared to its peer group.

     The Board also specifically considered the following as relevant to its recommendations: (1) the history, reputation, qualification and background of each of the Adviser and the Sub-Adviser, as well as the qualifications of their respective personnel; (2) the financial condition of the Adviser and the Sub-Adviser; (3) that the fee and expense ratios of the fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds; and (4) other factors deemed relevant by the Board.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement and the Sub-Advisory Agreement, the Sub-Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), the liquidity the broker will provide and any risk assumed by the executing broker.

     The Sub-Adviser may give consideration to research, statistical and other services furnished by broker-dealers to the Sub-Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Sub-Adviser in connection with services to clients other than the funds. The Sub-Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 2003, the fund paid brokerage commissions of $7,258 to brokers who provided research services.

     From time to time the fund may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Sub-Adviser will not cause the fund to pay Morgan Keegan any commission for affecting a securities transaction for the fund in excess of the usual and customary amount other broker-dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract.

     The Sub-Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers. For the fiscal year ended June 30, 2003, brokerage commissions paid to Morgan Keegan constituted approximately 52% of all brokerage commissions paid by the fund in connection with 51% of the aggregate dollar amount of transactions involving the payment of commissions effected by the fund. Brokerage commissions paid to Morgan Keegan were $3,789 and $10,445, respectively, for the fiscal years ended June 30, 2003 and June 30,2002 and $16,896 for the fiscal period August 28, 2000 to June 30, 2001.

     The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

     Investment decisions for the fund are made independently from those of other accounts advised by the Sub-Adviser. However, the same security may be held in the portfolios of more than one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

     The Company, its adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund. The Code of Ethics describes the fiduciary duty owed to shareholders by covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.

     PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but it will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. During the fiscal year ended June 30, 2003, the fund's portfolio turnover rate was 3%. During the fiscal year ended June 30, 2002, the fund's portfolio turnover rate was 19%.

                                   DISTRIBUTOR

     Morgan Keegan, which is owned by Regions, acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the Company and Morgan Keegan dated as of March 30, 2001 ("Underwriting Agreement"). The fund's shares are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of the fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders;
preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of the fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

     The fund has adopted a Distribution Plan with respect to the Class A shares and Class C shares (each a "Plan," and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.50% for Class A shares, and 1.00% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

     For the fiscal year ended June 30, 2003, the fund paid service fees and distribution fees to Morgan Keegan pursuant to its Rule 12b-1 Plan of $60,653. For the fiscal year ended June 30, 2003, expenses paid for by Morgan Keegan for the fund included $39,268 for commissions and other compensation to employees, $6,577 for printing and mailing and $1,400 for promotional materials.

     Service fees and distribution fees paid by the fund to Morgan Keegan under the Plan may exceed or be less than Morgan Keegan's expenses thereunder. No interested person of the fund or non-interested director had a direct or indirect interest in the Plan or related agreements. The fund benefits from the Plan by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

     The Plan was approved, as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on August 21, 2000, including a majority of the directors who are not "interested persons" of the fund, as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement (the "Qualified Directors").

     In approving the Plan, in accordance with the requirements of Rule 12b-1, the Board of Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing funds. The Board of Directors also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board of Directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plan enables the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in its operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board of Directors acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result of the Plans.

     The Plan may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plan terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plan that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

     The Plan, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors of the fund.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

     The Underwriting Agreement is subject to the same provisions for annual renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon sixty (60) days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon sixty (60) days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the fund.

     Under the Underwriting Agreement and the prior Underwriting Agreement between the Company and Morgan Keegan for the Class A Shares for the fiscal periods set forth below, Morgan Keegan earned and retained the following approximate amounts of sales charges:

                                                            FISCAL PERIOD AUGUST
                    FISCAL YEAR ENDED  FISCAL YEAR ENDED      28, 2000 THROUGH
                      JUNE 30, 2003      JUNE 30, 2002          JUNE 30, 2001

Financial Fund           $8,549             $31,766             $570,631

     Morgan Keegan earned and retained $1,255 as contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended June 30, 2003.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the fund's portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of the fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

     The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

     The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

     In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Beginning September 2004, information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling [1-800-366-7426] (toll-free) or visiting the SEC's website at www.sec.gov.

                        DESCRIPTION OF THE FUND'S SHARES

     The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($0.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized four series of shares (Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund and Regions Morgan Keegan Select Capital Growth Fund) and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

     The Articles of Incorporation provide that all dividends and other distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or other distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

     Each class will vote separately on matters pertaining only to that class and each series will vote separately on matters pertaining only to that series, as the Board of Directors may determine. On all other matters, all classes and series shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

     Unless otherwise required by the 1940 Act or the Articles of Incorporation, the Company has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund of the Company.

     The fund, its investment adviser and distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Codes of Ethics permit persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT

     Morgan Keegan serves as the transfer and dividend disbursing agent of the fund. Services provided by Morgan Keegan include the issuance, cancellation and transfer of the fund's shares, and the maintenance of records regarding the ownership of such shares.

     Morgan Keegan also provides accounting services to the fund. These services include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services.

     The fund reserves the right, upon sixty (60) days' written notice, to make other charges to investors to cover administrative costs.

     State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the custodian of the Company's cash and investment securities. The custodian is also responsible for, among other things, receipt and delivery of the fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company.

                                  LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the fund and has passed upon certain matters in connection with this offering.

                              INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP was the Company's independent auditors for the period ended June 30, 2003. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the fiscal year ended June 30, 2003 ("Annual Report"). Those financial statements have been examined by PricewaterhouseCoopers LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. PricewaterhouseCoopers LLP performed an audit of the fund's financial statements and will review the fund's federal and state income tax returns. KPMG LLP was the Company's independent certified public accountants for the years and for the fiscal periods presented prior to June 30, 2002.

                         MORGAN KEEGAN SELECT FUND, INC.
               Regions Morgan Keegan Select Intermediate Bond Fund
                  Regions Morgan Keegan Select High Income Fund

                          Morgan Keegan & Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426



                       STATEMENT OF ADDITIONAL INFORMATION



     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the funds' Prospectus, dated November 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the funds' distributor, by writing to the above address or by calling the toll-free number listed above.


--------------------------------------------------------------------------------


                                November 1, 2003

                                TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION..........................................1
GENERAL INFORMATION..........................................................1
INVESTMENT LIMITATIONS AND POLICIES..........................................1
  Investment Limitations of the Funds........................................1
  Investment Instruments and Strategies......................................2
ADDITIONAL TAX INFORMATION..................................................27
  General...................................................................27
  Dividends and Other Distributions.........................................28
  Redemptions...............................................................29
  Income from Foreign Securities (High Income Fund).........................29
  Hedging Strategies........................................................30
  Original Issue Discount Securities........................................31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................32
  Letter of Intent..........................................................32
  Sales Charge Waivers......................................................32
  Additional Information on Redemptions.....................................33
VALUATION OF SHARES.........................................................33
PURCHASE OF SHARES..........................................................34
  Class A Shares............................................................34
  Class C Shares............................................................34
  Class I Shares............................................................35
PERFORMANCE INFORMATION.....................................................35
  Total Return Calculations.................................................35
  Other Information.........................................................38
TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS..................................39
  Individual Retirement Accounts - IRAs.....................................39
  Self-Employed Individual Retirement Plans - Keogh Plans...................40
  Simplified Employee Pension Plans - SEPPS,
  and Savings Incentive Match Plans for Employees - SIMPLES.................40
DIRECTORS AND OFFICERS......................................................40
    Independent Directors...................................................41
    Officers................................................................44
PRINCIPAL SHAREHOLDERS......................................................48
INVESTMENT ADVISER..........................................................49
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................50
DISTRIBUTOR.................................................................52
PROXY VOTING POLICIES AND PROCEDURES........................................54
DESCRIPTION OF THE FUNDS' SHARES............................................55
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
  PORTFOLIO ACCOUNTING SERVICE AGENT........................................56
LEGAL COUNSEL...............................................................56
INDEPENDENT AUDITORS........................................................56


Dated:  November 1, 2003

                               GENERAL INFORMATION


     The Morgan Keegan Select Fund, Inc., is an open-end investment management company (the "Company") organized as a Maryland corporation on October 27, 1998. The Company consists of four series: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund. The Regions Morgan Keegan Select Intermediate Bond Fund ("Intermediate Fund") and the Regions Morgan Keegan Select High Income Fund ("High Income Fund") are diversified series of the Company. Each fund has its own investment objective and policies as described in the funds' Prospectus. Each fund issues three classes of shares: Class A shares, Class C shares and Class I shares.

                       INVESTMENT LIMITATIONS AND POLICIES

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of a fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.

     Each fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (a majority of the outstanding voting securities of a fund is defined under the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of: (i) 67% or more of the fund's shares present at a meeting if more than 50% of the outstanding shares of the fund are present and represented by proxy, or (ii) more than 50% of the outstanding shares of the fund) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

     INVESTMENT LIMITATIONS OF THE FUNDS

     THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

     (1) issue senior securities, except as permitted under the 1940 Act;

     (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in the disposition of restricted securities;

     (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

     (8) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS ("BOARD") WITHOUT SHAREHOLDER APPROVAL. EACH
FUND:

     (1) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (2) may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

     (3) may not purchase securities when borrowings exceed 5% of its total assets;

     (4) may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)); and

     (5) may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     With respect to limitation (5), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     THE FOLLOWING LIMITATION APPLIES TO THE INTERMEDIATE FUND:

     The Intermediate Fund has a policy that 80% of its assets will be invested in debt securities. The fund may not change this policy without giving sixty
(60) days' written notice to its shareholders.

     INVESTMENT INSTRUMENTS AND STRATEGIES

     The following pages contain more detailed information about types of instruments in which each fund may invest, strategies that Morgan Asset
Management, Inc., the funds' investment adviser (the "Adviser"), may employ in pursuit of each fund's investment objective, and a summary of related risks. The

Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the funds achieve their goals.

     ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle retail installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving consumer credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

     Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are generally guaranteed for a specified time period and amount by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contract; depreciation, damage, or loss of the vehicles securing the contract; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than automobile contracts. Most of the credit card
receivable   securities   issued   publicly  to  date  have  been   pass-through
certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder. Principal payments on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation and repayment of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     Each fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually over-collateralized, trust preferred securities have only one underlying payor and are not over-collateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to each fund.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. The U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage
Association),   Fannie  Mae  (also  known  as  the  Federal  National   Mortgage
Association) or Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government-sponsored enterprises. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

     GINNIE MAE CERTIFICATES. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed through" to certificate holders such as the funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

     FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

     FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

     PRIVATE MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the pass-through certificates and collateralized mortgage obligations ("CMOs") issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "Types of Credit Enhancement" below. These credit enhancements do not protect investors from changes in market value.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. The market for commercial mortgage-backed securities developed more recently, and in terms of total outstanding principal amount of issues, is relatively small, compared to the market for residential single-family mortgage-backed securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-backed securities secured by loans on commercial properties than on those secured by loans on residential properties.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, neither fund may fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class, mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificate holders on a current basis, until other classes of the CMO are paid in full.

     Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse interest-only class on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

     ARMs AND FLOATING RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities (sometimes referred to as "ARM securities") are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, such securities generally do not decrease in value as much as fixed-rate securities. Conversely, during periods of declining rates, such securities generally do not increase in value as much as fixed-rate securities.

     ARM securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

     ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

     The rates of interest payable on certain ARMs, and, therefore, on certain ARM securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

     ARM securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (i.e., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some ARM securities might not meet each fund's quality standards. Accordingly, in purchasing these securities, each fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Each fund can also buy fixed-rate securities accompanied by a demand feature or by a put option, which permits each fund to sell the security to the issuer or third party at a specified price. Each fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

     TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on the underlying assets to make payments, mortgage- and asset-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection is the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. Neither fund will pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

     INVESTMENTS IN SUBORDINATED SECURITIES. Each fund may invest in subordinated classes of senior-subordinated securities ("Subordinated Securities"). Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage- or asset-backed securities arising out of the same pool of assets. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior securities and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior securities issued in respect of the same pool of assets. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates, and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage- or asset-backed securities.

     SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of each fund.

     COLLATERALIZED BOND OBLIGATIONS. Collateralized bond obligations ("CBOs") are structured securities backed by a diversified pool of high yield, public or private fixed income securities. These may be fixed pools or may be "market value" (or managed) pools of collateral. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates that are intended to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs is especially sensitive to the rate of defaults in the collateral pool.

       COLLATERALIZED LOAN OBLIGATIONS. Collateralized loan obligations ("CLOs") are asset-backed securities issued by a trust or other entity that are collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Adviser does not select borrowers of the underlying loans that comprise the CLO pool (a "CLO borrower"). Like the underlying loans, CLOs are subject to credit risk. CLOs are also subject to prepayment risk, which is the risk that the underlying loans may be prepaid, generally during a period of falling interest rates, which could adversely affect the yield to maturity and could require each fund to reinvest in lower yielding securities. In addition, the collection of collateral on a defaulted loan, if achieved, may be subject to significant delays. Further, each fund may be subject to the credit risk of the institution that creates the CLO. Each fund may have limited or no rights to enforce the terms of any loan agreement with a CLO borrower, right to set-off against the CLO borrower or right to object to amendments to the lending agreement with the CLO borrower.

         BELOW INVESTMENT GRADE BONDS. Below investment grade bonds have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of below investment grade bonds may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for below investment grade bonds has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the below investment grade bond market, especially during periods of economic recession.

     The market for below investment grade bonds may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, below investment grade bonds will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing below investment grade bonds than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the liquidity of below investment grade bonds and the ability of outside pricing services to value below investment grade bonds.

     Since the risk of default is higher for below investment grade bonds, the Adviser's research and credit analysis are an especially important part of managing securities of this type. The Adviser will attempt to identify those issuers of below investment grade bonds whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than compatible nonconvertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     U.S. GOVERNMENT SECURITIES. Each fund may invest in U.S. government securities, including a variety of securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

     Stripped government securities are created by separating the income and principal components of a U.S. government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

     MUNICIPAL OBLIGATIONS. These obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to a fund. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or facility being financed. Private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

     FOREIGN SECURITIES (HIGH INCOME FUND). Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Foreign investments involve risks relating to local political, economic, regulatory or social instability, military action or unrest or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

     It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter ("OTC") markets located outside of the United States. Foreign markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

     Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     The risks of foreign investing may be magnified for investments in developing or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

     FOREIGN CURRENCY TRANSACTIONS (HIGH INCOME FUND). The fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The fund may use currency forward contracts for any purpose consistent with its investment objectives.

     The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the fund. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

     A "settlement hedge" or "transaction hedge" is designed to protect the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by the fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the Adviser has not yet selected specific investments.

     The fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of currency management strategies will depend on the Adviser's skill in analyzing currency values. Currency management strategies may substantially change the fund's investment exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the fund by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Adviser increases the fund's exposure to a foreign currency and that currency's value declines, the fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to the fund or that it will hedge at appropriate times.

     INDEXED SECURITIES. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

     Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

     VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

     ZERO COUPON BONDS. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating each fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

     COMMERCIAL PAPER. Commercial paper is a debt obligation usually issued by corporations (including foreign corporations) and may be unsecured or secured by letters of credit or a surety bond. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.

     Asset-backed  commercial  paper is a debt obligation  generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables like credit card receivables, auto and equipment leases, and other receivables. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.

     OTHER INVESTMENT COMPANIES. Each fund may invest in the securities of other investment companies to the extent that such investments are consistent with each fund's investment objective and policies and permissible under the 1940 Act. Under the 1940 Act, neither fund may acquire the securities of other domestic or non-U.S. investment companies if, as a result, (i) more than 10% of the fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the fund, or (iii) more than 5% of the fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

     Each fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of each fund's own operations.

     FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Purchasing Put and Call Options, Writing Put and Call Options, OTC Options, Futures Contracts, Futures Margin Payments, Options and Futures Relating to Foreign Currencies, and Swap Agreements.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of each fund's assets could impede portfolio management or each fund's ability to meet redemption requests or other current obligations.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to, in the case of a put option, purchase the underlying security or, in the case of a call option, sell the underlying security, in either case for a price equal to the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put or call option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, in the case of a put option, or deliver the underlying security in exchange for the strike price in the case of a call option, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, each fund will be required to make margin payments to a futures commission merchant ("FCM") as described below for futures contracts.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with an FCM when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match each fund's current or anticipated investments exactly. Each fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in each fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The lack of liquidity in the secondary market for a contract due to price fluctuation limits could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, each fund's access to other assets held to cover its options or futures positions could also be impaired.

     OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES (HIGH INCOME FUND). Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

     SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to address a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to changes in long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or to address other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the High Income Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. currency and interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund

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

may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

     ILLIQUID AND RESTRICTED SECURITIES. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board, the Adviser determines the liquidity of each fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of each fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment). Investments currently considered by the Adviser to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and OTC options. Also, the Adviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to OTC options that the funds write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the funds may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board.

     Illiquid securities may be difficult to dispose of at a fair price at the times when either fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that each fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and thus the Adviser's judgment plays a greater role in the valuation process. Investment of each fund's assets in illiquid securities may restrict each fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which each fund's operations require cash and could result in each fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. The Adviser has the ability to deem restricted securities as liquid. Where registration is required, each fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a fund, however, could affect adversely the marketability of such portfolio securities and a fund might be unable to dispose of such securities promptly or at reasonable prices.

     LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the funds' policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by any nationally recognized statistical rating service. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the purchaser in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Adviser uses its research to attempt to avoid situations where fraud or misrepresentation could adversely affect the funds.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. In the event that either fund invests in these types of loans, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

     Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Limitations and Policies"). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the funds the direct debtor-creditor relationship with the borrower, SEC interpretations require the funds, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict each fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     ORIGINAL ISSUE DISCOUNT SECURITIES. Certain debt securities acquired by a fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), each fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover their obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

     DELAYED-DELIVERY TRANSACTIONS. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The funds may receive fees or price concessions for entering into delayed-delivery transactions.

     When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with each fund's investments. If each fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, each fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss.

     Each fund may re-negotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

     SECURITIES LENDING. Each fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good credit and legal standing. Furthermore, loans of securities will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the SEC staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Adviser anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

     When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     SOURCES OF CREDIT OR LIQUIDITY SUPPORT. The Adviser may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, the Adviser will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

     LEVERAGE. The use of leverage by each fund creates an opportunity for increased net income and capital growth for the fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. Each fund may utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for a fund including the likelihood of greater volatility of net asset value and market price of the shares and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares may affect the return to a fund. To the extent the income or capital growth derived from securities purchased with funds received from leverage exceeds the cost of leverage, a fund's return will be greater than if leverage had not been used. Conversely, if the income or capital growth from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser in its best judgment nevertheless may determine to maintain a fund's leveraged position if it deems such action to be appropriate under the circumstances. Certain types of borrowings by a fund may result in the fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. A fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the corporate debt securities or preferred shares purchased by a fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the fund in managing the fund's portfolio in accordance with the fund's investment objectives and policies.

     EFFECTIVE MATURITY. Effective maturity is the calculated maturity based on analytical factors that estimate the actual expected return of principal rather than the stated final maturity date. For example, a mortgage-backed bond may have a 30-year stated final maturity. However, given the expected periodic principal prepayments of that bond, the effective maturity may be 10 years rather than the stated 30 years. The average effective maturity is the dollar-weighted average of effective maturities of the securities in the fund's portfolio.

     TOTAL RETURN. Total return is composed of the income received on the securities held by the fund and either capital appreciation or depreciation of those securities.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may be applicable to them.

GENERAL

     Each fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain plus, in the case of the High Income Fund, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, or futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

     If a fund failed to qualify for  treatment  as a RIC for any taxable  year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

     A portion of the dividends from a fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for
(1) the 15%  maximum  federal  income  tax rate  applicable  to  dividends  that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion for a fund may not exceed the aggregate dividends a fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on a fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by a fund of net capital gain do not qualify for the 15% rate on the dividends-received deduction.

     Dividends and other distributions declared by a fund in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on

December 31 if the fund pays them during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

     A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

     A redemption of a fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of fund shares for shares of another fund in the Morgan Keegan family of funds ("Morgan Keegan Fund"), including the other fund described in this SAI, generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of that fund or acquires Class A shares of another Morgan Keegan Fund, including such other fund, without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases shares of a fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

INCOME FROM FOREIGN SECURITIES (HIGH INCOME FUND)

     Dividends and interest the High Income Fund receives on foreign securities, and gains it realizes thereon, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The High Income Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. High Income Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

     If the High Income Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which it most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The High Income Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the fund included for prior taxable years. The fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

     Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time the High Income Fund accrues dividends, interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If these losses exceed other investment company taxable income during a taxable year, the fund would not be able to distribute any dividends, and any distributions it made during that year before it realized the losses would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

HEDGING STRATEGIES

     The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a fund derives with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

     Certain futures and foreign currency contracts in which a fund may invest will be "section 1256 contracts." Section 1256 contracts a fund holds at the end of each taxable year, other than section 1256 contracts that are part of a

"mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

     Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

     If a fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contracts or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ORIGINAL ISSUE DISCOUNT SECURITIES

     A fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, a fund must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because a fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENT

     The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intent that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intent ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of a fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

     The sales charge is waived on Class A shares of each fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, Directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Regions Financial Corporation ("Regions") (or its direct or indirect subsidiaries), or by Directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of more than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank, (b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and
(c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of each fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and
(iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

     The right of investors to redeem their shares, and the date of payment for redemptions, may be suspended or postponed (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by each fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the funds' investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the funds' shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Each fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the funds' per share net asset value. However, each fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

                               VALUATION OF SHARES

     Net asset value of each fund's shares will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas. Investments in securities traded on national securities exchanges are stated at the last-reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. The Intermediate Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued normally at amortized cost or original cost plus accrued interest, both of which approximate market. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board.

     Foreign securities are valued based on prices furnished by independent brokers or quotation services that express the value of securities in their local currency. The Adviser gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign currencies from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of trading in that market, then that security will be valued as determined in good faith by a committee appointed by the Board.

     Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the funds' net asset value, and the current market value of options sold by the funds will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.

                               PURCHASE OF SHARES

CLASS A SHARES

     Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution. An initial sales charge is not imposed on purchases of $1,000,000 or more of Class A shares; however, if those shares are redeemed within 12 months from date of purchase, a 1% contingent deferred sales charge ("CDSC") will be imposed at the time of redemption. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class A shares.

CLASS C SHARES

     Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

     Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or a CDSC. Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

     Effective December 31, 2002, Morgan Keegan & Company, Inc., the funds' distributor, no longer offers shares of the High Income Fund to new investors. Shareholders of the fund as of December 31, 2002 will be able to purchase additional shares of the fund after December 31, 2002. The fund reserves the right to change this policy at any time.

                             PERFORMANCE INFORMATION

     The funds' performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The funds' share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.

TOTAL RETURN CALCULATIONS

     Average annual total return before taxes ("Return Before Taxes") is calculated according to the following formula:

                             n
                     P(1 + T)    = ERV
      where:         P           = a hypothetical initial payment of $1,000
                     T           = average annual total return
                     n           = number of years
                     ERV         = ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of
                                   that period

     Because each class of the funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the funds' sales charge on Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

     Average annual total return after taxes on distributions ("Return After Taxes on Distributions") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      D
      where:         P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions)
                     n           = number of years
                     ATV         = ending redeemable value of a hypothetical
                        D          $1,000 payment made at the beginning of
                                   that period after taxes on fund distributions but not after taxes on redemptions

     Average annual total return after taxes on distributions and sale of fund shares ("Return After Taxes on Distributions and Sale of Fund Shares") is calculated according to the following formula:

                             n
                     P(1 + T)    = ATV
                                      DR
     where:          P           = a hypothetical initial payment of $1,000
                     T           = average annual total return (after taxes on
                                   distributions and redemption)
                     n           = number of years
                     ATV          = ending redeemable value of a hypothetical
                        DR $1,000 payment made at the beginning of that period after taxes on fund distributions and redemptions

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown in the tables below. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In addition to average annual total returns, the funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking each fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the funds' sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

     The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formulas set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     The funds may advertise yield, where appropriate. Each fund's yield is computed by dividing net investment income per share determined for a 30-day period ("Period") by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard:

                         [>  a-b       <6  ]
                Yield  =2[>--------- +1< -1]
                         [>   cd       <   ]

                     a     =   dividends and interest earned during the period
      where:         b     =   net expenses accrued during the period
                     c     =   the average daily number of fund shares
                               outstanding during the period that would be
                               entitled to receive dividends
                     d     =   the maximum offering price per share on the
                               last day the period (NAV where applicable)

     In determining interest earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

     The following tables show performance information before and after taxes for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                               INTERMEDIATE FUND
  CLASS                                   CLASS A       CLASS C       CLASS I
  (INCEPTION DATE)                       (3/22/99)     (3/22/99)     (3/22/99)
--------------------------------------------------------------------------------

Year ended June 30, 2003
  Return Before Taxes*..................   7.79%         8.30%        10.15%
  Return After Taxes on Distributions...   4.81%         5.45%         7.00%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   4.71%         5.05%         6.16%
  Non-Standardized Return...............   9.99%         9.40%        10.15%

                               INTERMEDIATE FUND
  CLASS                                   CLASS A       CLASS C       CLASS I
  (INCEPTION DATE)                       (3/22/99)     (3/22/99)     (3/22/99)
--------------------------------------------------------------------------------
Inception to June 30, 2003
  Return Before Taxes*..................   8.58%         8.69%         9.37%
  Return After Taxes on Distributions...   5.34%         5.60%         6.00%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   5.28%         5.43%         5.83%
  Non-Standardized  Return..............   9.09%         8.69%         9.37%

     * All returns (except Non-Standardized Returns) for Class A shares reflect deduction of the current maximum sales charge of 2.00%. All returns (except Non-Standardized Returns) for Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class I shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for the Return Before Taxes and the Non-Standardized Return for the periods indicated.

                                HIGH INCOME FUND
  CLASS                                   CLASS A       CLASS C       CLASS I
  (INCEPTION DATE)                       (3/22/99)     (3/22/99)     (3/22/99)
--------------------------------------------------------------------------------

Year ended June 30, 2003
  Return Before Taxes*..................   9.90%        11.04%        13.00%
  Return After Taxes on Distributions...   5.32%         6.62%         8.19%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   5.97%         6.71%         7.86%
  Non-Standardized  Return..............  12.72%        12.16%        13.00%

Inception to June 30, 2003
  Return Before Taxes*..................  13.34%        13.45%        14.29%
  Return After Taxes on Distributions...   8.26%         8.58%         9.08%
  Return After Taxes on Distributions
  and Sale of Fund Shares...............   8.13%         8.35%         8.86%
  Non-Standardized  Return..............  14.01%        13.45%        14.29%

     * All returns (except Non-Standardized Returns) for Class A shares reflect deduction of the current maximum sales charge of 2.50%. All returns (except Non-Standardized Returns) for Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class I shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both the Return Before Taxes and the Non-Standardized Return for the periods indicated.

OTHER INFORMATION

     From time to time each fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. The funds may also quote rankings and ratings, and compare the return of the funds with data published by Lipper Analytical Services, Inc.,
IBC/Donaghue's  Money Market fund Report,  CDA  Investment  Technologies,  Inc.,
Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The funds may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

     The funds may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the funds or their performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the funds are not insured or guaranteed by the U.S. government, the value of funds' shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on funds' shares will vary.

     Each fund's Performance Advertisements may reference the history of the fund's Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The funds may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The funds may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                   TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS

     As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement accounts and plans. In general, income earned through the investment of assets of such an account or plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these accounts and plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAs

     If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $3,000 for yourself or $6,000 for you and your spouse, regardless of whether your spouse is employed (which amounts are increased by $500 for each spouse who has attained age 50 by the end of the calendar year for which the contribution is made), or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to a "Roth IRA," distributions from which are not taxable under certain circumstances.

     An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you from the IRA. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

     Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

     Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

     The officers of the funds are responsible for the operation of the funds under the direction of the Board. The officers and Directors of the funds and their principal occupations during the past five years are set forth below. Each Director and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103.

     An asterisk (*) indicates officers and/or Directors who are "interested persons" of the Company as defined by the 1940 Act by virtue of their positions with Morgan Keegan and Morgan Asset Management, Inc. (the "Adviser").

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

INTERESTED DIRECTORS
Allen B. Morgan,   Director (Since     Mr.  Morgan  has  been  Chairman         13             Regions
Jr.*               1999)               and Chief  Executive  Officer of                       Financial
Age 61                                 Morgan  Keegan &  Company,  Inc.                      Corporation
                                       since    1969   and    Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management,  Inc. and of Regions
                                       Financial    Corporation   since
                                       1993 and 2001, respectively.

J. Kenneth         Director (Since     Mr.  Alderman has been  Chairman         13               None
Alderman*          2003)               of Regions  Morgan  Keegan Trust
Age 51                                 Company   and  Chief   Executive
                                       Officer    of    Morgan    Asset
                                       Management,   Inc.  since  2002.
                                       He  has  been   Executive   Vice
                                       President  of Regions  Financial
                                       Corporation   since   2000.   He
                                       served as Senior Vice  President
                                       and  Capital   Management  Group
                                       Director and investment  adviser
                                       to   the    Regions    Financial
                                       Corporation   proprietary   fund
                                       family  from  1995 to  2000  and
                                       has been with Regions  Financial
                                       Corporation since 1988.

INDEPENDENT DIRECTORS

James D.           Director (Since     Mr.    Witherington   has   been         13               None
Witherington, Jr.  1999)               President     of    SSM    Corp.
Age 54                                 (management  of venture  capital
                                       funds)  since 1995.  He also has
                                       served   as   a   Director   for
                                       several private  companies since
                                       1995.

                                       41

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

William            Director (Since     Mr. Mann  has  been Chairman and         13               None
Jefferies Mann     1999)               President  of  Mann Investments,
Age 70                                 Inc.     (hotel     investments/
                                       consulting)   since   1985.   He
                                       also  has  served  as a Director
                                       for   Heavy    Machines,    Inc.
                                       (equipment   contractor)   since
                                       1984.

James Stillman     Director (Since     Mr.  McFadden has been President         13               None
R. McFadden        1999)               and  Director of Starr  Printing
Age 46                                 Co., Inc. (commercial  printing)
                                       since  2002  and  President  and
                                       Director    of    1703,     Inc.
                                       (restaurant   management)  since
                                       1998.  He also has  served  as a
                                       Director  for  several   private
                                       companies since 1997.

Mary S. Stone      Director (Since     Ms.  Stone  has  held  the  Hugh         13               None
Age 53             2003)               Culverhouse   Endowed  Chair  of
                                       Accountancy  at  the  University
                                       of Alabama,  Culverhouse  School
                                       of  Accountancy  since 1981. She
                                       is also a  member  of  Financial
                                       Accounting   Standards  Advisory
                                       Council,    AICPA,    Accounting
                                       Standards   Executive  Committee
                                       and     AACSB      International
                                       Accounting         Accreditation
                                       Committee.

                                       42

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

W. Randall         Director (Since     Director.  Mr.  Pittman has been         13               None
Pittman,           2003)               Chief   Financial   Officer   of
Age 49                                 Emageon,     Inc.    (healthcare
                                       information    systems)    since
                                       2002.  From  1999  to  2002,  he
                                       was Chief  Financial  Officer of
                                       BioCryst  Pharmaceuticals,  Inc.
                                       (biotechnology).  From  1998  to
                                       1999,  he  was  Chief  Financial
                                       Officer  of  ScandiPharm,   Inc.
                                       (pharmaceuticals).   From   1995
                                       to 1998,  he  served  as  Senior
                                       Vice   President  -  Finance  of
                                       CaremarkRx   (pharmacy   benefit
                                       management).  From 1983 to 1995,
                                       he held various  positions  with
                                       AmSouth   Bancorporation   (bank
                                       holding   company),    including
                                       Executive   Vice  President  and
                                       Controller.  He  is a  Certified
                                       Public Accountant,  and was with
                                       the  accounting  firm of Ernst &
                                       Young from 1976 to 1983.

Archie W. Willis   Director (Since     Mr.  Willis  has been  President         13               None
III                2002)               of Community Capital  (financial
Age 46                                 advisory    and   real    estate
                                       development   consulting)  since
                                       1999  and  Vice   President   of
                                       Community  Realty  Company (real
                                       estate  brokerage)  since  1999.
                                       He   was   Vice   President   of
                                       Sterling     Equities,      Inc.
                                       (private   equity    financings)
                                       from  1990  to  2001.  He  was a
                                       First Vice  President  of Morgan
                                       Keegan  &  Company,   Inc.  from
                                       1991  to   1999.   He  also  has
                                       served as a Director  of Memphis
                                       Telecom, LLC since 2001.

                                       43

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

OFFICERS

Carter  E.         President (Since    From  2002-present,  Mr. Anthony         13               None
Anthony*  Age 59   2003)               has  served  as  President   and
                                       Chief   Investment   Officer  of
                                       Morgan  Asset   Management  Inc.
                                       From October 16,  2000-2002,  he
                                       served   as    Executive    Vice
                                       President    and   Director   of
                                       Capital     Management    Group,
                                       Regions  Financial  Corporation.
                                       From April 15,  1989-October 16,
                                       2000   Mr.   Anthony   was  Vice
                                       President-Trust     Investments,
                                       National Bank of Commerce.

Thomas R. Gamble*  Vice-President      Mr.    Gamble    has   been   an         13               None
Age 60             (Since 2003)        executive  at Regions  Financial
                                       Corporation  since 1981.  He was
                                       a  Corporate  IRA  Manager  from
                                       2000 to 2001 and a  Senior  Vice
                                       President  & Manager of Employee
                                       Benefits   at   the   Birmingham
                                       Trust   Department   of  Regions
                                       Bank from 1981 to 2000.

                                       44

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

Charles D.         Secretary and       Mr.  Maxwell has been a Managing         13               None
Maxwell*           Assistant           Director  of  Morgan   Keegan  &
Age 49             Treasurer (Since    Company,  Inc.  since  1998  and
                   1999)               Assistant      Treasurer     and
                                       Assistant  Secretary  of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1994.   He   was   Senior   Vice
                                       President  of  Morgan  Keegan  &
                                       Company,  Inc. from 1995 to 1997
                                       and  has  been   Secretary   and
                                       Treasurer    of   Morgan   Asset
                                       Management,   Inc.  since  1993.
                                       He  was   with   Ernst  &  Young
                                       (accountants)  from 1976 to 1986
                                       and  served as a senior  manager
                                       from 1984 to 1986.

Joseph C. Weller*  Treasurer (Since    Mr.  Weller  has been  Executive         13               None
Age 64             1999)               Vice    President    and   Chief
                                       Financial   Officer   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969,  Treasurer  and  Secretary
                                       of  Morgan   Keegan  &  Company,
                                       Inc.  since  1969 and  Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management, Inc. since 1993.

                                       45

                                                                           NUMBER OF
                                                                           PORTFOLIOS IN
                   POSITION(S) HELD                                        FUND COMPLEX      OTHER
                   WITH FUNDS AND                                          OVERSEEN BY       DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING         DIRECTOR/         HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                     OFFICER           DIRECTOR

J. Thompson        Assistant           Mr.  Weller  has been a Managing         13               None
Weller*,           Secretary           Director   and   Controller   of
Age 38             (Since 2003)        Morgan  Keegan &  Company,  Inc.
                                       since   October   2001.  He  was
                                       Senior   Vice    President   and
                                       Controller  of  Morgan  Keegan &
                                       Company,  Inc. from October 1998
                                       to October 2001,  Controller and
                                       First   Vice    President   from
                                       February  1997 to October  1998,
                                       Controller  and  Vice  President
                                       from 1995 to  February  1997 and
                                       Assistant  Controller  from 1992
                                       to 1995.

     As part of a restructuring of its Committees, in August 2003, the Board reorganized its Audit and Contract Review Committee into a standalone Audit Committee. The standing Audit Committee consists of all the Directors of the funds who are not interested persons of the Company, as that term is defined in the 1940 Act ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Company's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended June 30, 2003, the Board's former Audit and Contract Review Committee held one meeting.

     As of August 2003, the Board also has a standing Independent Directors Committee consisting of all the Independent Directors. The Independent Directors Committee replaces the Board's Nominating Committee and the contract review functions of its former Audit and Contract Review Committee. The Independent Directors Committee must determine at least annually whether the funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Directors Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Director, assessing whether Directors should be added or removed from the Board and recommending to the Board policies concerning Independent Director compensation, investment in the funds and resources. The Independent Directors Committee will not consider nominees recommended by shareholders. For the fiscal year ended June 30, 2003, the Board's former Nominating Committee held two meetings and, as mentioned above, its former Audit and Contract Review Committee held one meeting.

     Officers and Directors of the Company who are interested persons of the Company receive no salary or fees from the Company. Each Independent Director receives from the funds and from the other series of the Company an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Independent Directors and Audit Committee Chairs receive from the funds and from the other series of the Company annual compensation of $2,000. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Director is entitled to receive pension or retirement benefits from the Company or the funds.

     The table below sets forth the compensation paid to Directors for the fiscal year ended June 30, 2003.

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM COMPANY AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
  WITH THE COMPANY    FROM THE COMPANY       EXPENSES          RETIREMENT      PAID TO DIRECTOR
------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.         $0                 N/A                N/A                $0
Director

J. Kenneth Alderman          $0                 N/A                N/A                $0
Director

James D.                   $10,000              N/A                N/A              $12,000
Witherington, Jr.
Director

William Jeffries           $9,000               N/A                N/A              $11,000
Mann
Director

James Stillman R.          $10,000              N/A                N/A              $12,000
McFadden
Director

Mary S. Stone              $5,000               N/A                N/A              $7,000
Director

W. Randall Pittman         $6,000               N/A                N/A              $8,000
Director

Archie W. Willis III       $10,000              N/A                N/A              $12,000
Director

     The following table sets forth the dollar range of equity securities beneficially owned by each Director in the funds and in all registered investment companies overseen by the Director as of December 31, 2002.

                                                        AGGREGATE DOLLAR RANGE
                                                        OF EQUITY SECURITIES IN
                                                            ALL REGISTERED
                                                         INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY    OVERSEEN BY DIRECTOR IN
     NAME OF DIRECTOR        SECURITIES IN THE FUNDS         FUND COMPLEX
--------------------------------------------------------------------------------

Allen B. Morgan, Jr.                   None                  Over $100,000

J. Kenneth Alderman                    None                      None

James D. Witherington, Jr.             None                      None

William Jeffries Mann                  None                      None

James Stillman R. McFadden       $10,001-$50,000            $10,001-$50,000

Mary S. Stone                          None                      None

W. Randall Pittman                     None                      None

Archie W. Willis III                   None                      None


                             PRINCIPAL SHAREHOLDERS

     As of October 9, 2003 Directors and officers owned in the aggregate less than 1% of the outstanding Class A, Class C, and Class I shares of each fund. As of October 9, 2003 the following shareholders were shown in the Company's records as owning more than 5% of any class of a fund's shares:

                                                         PERCENTAGE OF SHARES
                                SHAREHOLDER NAME AND   BENEFICIALLY OWNED AS OF
          FUND NAME                   ADDRESS               OCTOBER 9, 2003
--------------------------------------------------------------------------------
Intermediate Bond Fund, Class A
                                        None                     None

Intermediate Bond Fund, Class C
                                        None                     None
Intermediate Bond Fund, Class I

                                 Regions Financial Trust         31.0%
                                 Ashwood Capital Pension         5.4%
                                 P     lan

High Income Fund, Class A
                                 Nathan Levine                   48.9%
High Income Fund, Class C
                                 None                            None
High Income Fund, Class I
                                 Regions Financial Trust          8.3%

* The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee, 38103.

                               INVESTMENT ADVISER

     Morgan Asset Management, Inc., a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions, serves as the funds' investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of June 25, 2001. The Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser manages the investment and other affairs of the funds. The Adviser is responsible for managing the funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the funds with office space as well as with executive and other personnel necessary for the operation of the funds. In addition, the Adviser is obligated to supply the Board and officers of the funds with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of Directors and officers of each fund who are employees of the Adviser and/or its affiliates.

     The funds bear separately all their other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the funds' shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to each fund's shareholders; costs of stationery; costs of shareholders and other meetings of the funds; compensation and expenses of the Independent Directors; and insurance covering each fund and its respective officers and Directors. The funds are also liable for such nonrecurring expenses as may arise, including litigation to which the funds may be party. Each fund also may have an obligation to indemnify its Directors and officers with respect to any such litigation.

     The Adviser has contractually agreed to waive its fees and, if necessary, reimburse expenses of the Intermediate Fund until October 31, 2004 so that total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) would not exceed 0.90% of net assets of Class A shares, 1.25% of net assets of Class C shares, and 0.65% of net assets of Class I shares. The Adviser has contractually agreed to waive its fees and, if necessary, reimburse expenses of the High Income Fund until October 31, 2004 so that total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) would not exceed 1.25% of net assets of Class A shares, 1.75% of net assets of Class C shares, and 1.00% of net assets of Class I shares.

     The Intermediate Fund pays the Adviser a management fee at an annual rate of 0.40% of the fund's average daily net assets. For fiscal years ended June 30, 2003, 2002 and 2001, the Intermediate Fund paid the Adviser $644,640, $262,968 and $72,808, respectively. The High Income Fund pays the Adviser a management fee at an annual rate of 0.75% of the fund's average daily net assets. For fiscal years ended June 30, 2003, 2002 and 2001, the High Income Fund paid the Adviser $3,360,646, $1,001,634 and $254,104, respectively.

     The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the outstanding voting securities of each fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the Directors of the funds who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the funds, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

     The Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement on behalf of each fund is in the best interests of the Company and its shareholders. The Board believes that the Advisory Agreement will enable each fund to continue to enjoy high quality investment advisory services at costs that it deems appropriate, reasonable and in the best interests of each fund and its shareholders.

     In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser including information regarding its affiliates and its personnel, operations and financial condition. The Board also reviewed information regarding the investment performance of each fund on an absolute basis and compared to investment companies with similar investment objectives and policies (the "peer group"), as well as the fees and expenses incurred by each fund compared to its peer group.

     The Board also specifically considered the following as relevant to its recommendations: (1) the history, reputation, qualification and background of the Adviser, as well as the qualifications of its personnel and its financial condition; (2) that the fee and expense ratios of the funds are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds; and (3) other factors deemed relevant by the Board.

     Under the Advisory Agreement, the funds will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser is responsible for the execution of the funds' portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The funds may not always pay the lowest commission or spread available. Rather, the funds also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

     The Adviser may give consideration to research, statistical and other services furnished by broker-dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the funds. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 2003, the Intermediate Fund and the High Income Fund paid brokerage commissions of $0 and $118,242, respectively, to brokers who provided research services.

     From time to time the funds may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the funds to pay Morgan Keegan any commission for effecting a securities transaction for the funds in excess of the usual and customary amount other broker-dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the funds except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the funds on that exchange only if the funds expressly consents by written contract. For the fiscal years ended June 30, 2003, 2002 and 2001, neither the Intermediate Fund nor the High Income Fund paid brokerage commissions to Morgan Keegan.

     The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the funds will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers.

     The funds may not buy securities from, or sell securities to, Morgan Keegan as principal. The funds' Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the funds may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

     Investment decisions for the funds are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

     The Company, its adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the funds. The Code of Ethics describes the fiduciary duty owed to shareholders by covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the funds.

     PORTFOLIO TURNOVER. Each fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. During the fiscal years ended June 30, 2003 and 2002, the Intermediate Fund's portfolio turnover rates were 38% and 37%, respectively. During the fiscal years ended June 30, 2003 and 2002, the High Income Fund's portfolio turnover rates were 67% and 33%, respectively.

                                   DISTRIBUTOR

     Morgan Keegan, which is owned by Regions, acts as distributor of the funds' shares pursuant to an Underwriting Agreement between the funds and Morgan Keegan dated as of March 30, 2001 ("Underwriting Agreement"). The funds' shares are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of each fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders;
preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of each fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

     Each fund has adopted a Distribution Plan with respect to the Class A shares and Class C shares (each a "Plan," and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Intermediate Fund Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares, and 0.60% for Class C shares of the fund's average daily net assets attributable to shares of that class. Under the High Income Fund Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares and 0.75% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

     For the fiscal year ended June 30, 2003, the Intermediate Fund paid service fees and distribution fees to Morgan Keegan pursuant to its Rule 12b-1 Plan of $531,014. For the fiscal year ended June 30, 2003, expenses paid for by Morgan Keegan for the Intermediate Fund included $549,797 for commissions and other compensation to employees, $45,981 for printing and mailing and $8,000 for promotional materials. For the fiscal year ended June 30, 2003, High Income Fund paid service fees and distribution fees to Morgan Keegan pursuant to its Rule 12b-1 Plan of $1,579,797. For the fiscal year ended June 30, 2003, expenses paid for by Morgan Keegan for the High Income Fund included $1,267,807 for commissions and other compensation to employees, $123,549 for printing and mailing, and $8,000 for promotional materials.

     Service fees and distribution fees paid by the funds to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. No interested person of the funds or non-interested Director had a direct or indirect interest in the Plans or related agreements. The funds benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

     The Plans were approved by the Initial Shareholder on January 13, 1999, and as required by Rule 12b-1 under the 1940 Act, by the Board on November 16, 1998, including a majority of the Directors who are not "interested persons" of the funds, as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").

     In approving the Plans, in accordance with the requirements of Rule 12b-1, the Board determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing bond funds. The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board determined that there was a reasonable likelihood that the Plans would benefit each fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the funds to have Morgan Keegan investment brokers available to promote and sell the funds, thereby assisting the funds to attract assets. Growth of assets is expected to benefit the funds and the Adviser. The funds are expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the funds are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board acknowledged, however, that there is no assurance that benefits to the funds will be realized as a result of the Plans.

     The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of each fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the funds to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the funds requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

     The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of the funds.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the funds pursuant to the Plan or any related agreement shall provide to the Board, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the funds may rely on that rule only if the selection and nomination of the fund's Independent Directors are committed to the discretion of such Independent Directors.

     The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon sixty (60) days' notice from Morgan Keegan. Each fund may terminate the Underwriting Agreement, without penalty, upon sixty (60) days' notice, by a majority vote of either its Board, the Qualified Directors, or the outstanding voting securities of each fund.

     Under the Underwriting Agreement and the prior Underwriting Agreement between the Company and Morgan Keegan for the Class A Shares for the fiscal periods set forth below, Morgan Keegan earned and retained the following approximate amounts of sales charges:

                                        FISCAL YEAR
                  FISCAL YEAR ENDED        ENDED          FISCAL YEAR ENDED
                    JUNE 30, 2003      JUNE 30, 2002        JUNE 30, 2001

Intermediate
Fund                  $373,768           $233,158              $92,559

High Income Fund     $1,503,537          $826,284              $271,912


     Morgan Keegan earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended June 30, 2003:

Intermediate Fund...............            $73,945
High Income Fund................            $81,230

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

     The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

     The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

     In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Beginning September 2004, information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov.

                        DESCRIPTION OF THE FUNDS' SHARES

     The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($0.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized four series of shares (Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund) and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

     The Articles of Incorporation provide that all dividends and other distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or other distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

     Each class will vote separately on matters pertaining only to that class, and each series will vote separately on matters pertaining only to that series, as the Board may determine. On all other matters, all classes and series shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

     Unless otherwise required by the 1940 Act or the Articles of Incorporation, the Company has no intention of holding annual meetings of shareholders. The funds' shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT

     Morgan Keegan serves as the transfer and dividend disbursing agent of each fund. Services provided by Morgan Keegan include the issuance, cancellation and transfer of each fund's shares, and the maintenance of records regarding the ownership of such shares.

     Morgan Keegan also provides accounting services to each fund. These services include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services.

     The funds reserve the right, upon sixty (60) days' written notice, to make other charges to investors to cover administrative costs.

     State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the custodian of the Company's cash and investment securities. The custodian is also responsible for, among other things, receipt and delivery of each fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company.

                                  LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to each fund and has passed upon certain matters in connection with this offering.

                              INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP was the Company's independent auditors for the period ended June 30, 2003. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the funds' financial statements contained in the funds' Annual Report to shareholders for the period ended June 30, 2003 ("Annual Report"). Those financial statements have been examined by PricewaterhouseCoopers LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. PricewaterhouseCoopers LLP performed an audit of the funds' financial statements and will review the funds' federal and state income tax returns. KPMG LLP was the Company's independent certified public accountants for the years and for the fiscal periods presented prior to June 30, 2002.

                            PART C: OTHER INFORMATION
                            -------------------------


Item 23.  Exhibits:
          --------

     (a)  (1)  Articles of Incorporation(1)
          (2)  Amendment to Articles of Incorporation dated January 12, 1999(2)
          (3)  Amendment to Articles of Incorporation dated July 21, 2000(6)
          (4)  Amendment to Articles of Incorporation dated August 21, 2000(8)
          (5)  Articles of Amendment dated February 28, 2002(10)
          (6) Articles Supplementary to the Articles of Incorporation dated September 13, 2002(10)
     (b)  By-laws(2)
          (1)  Amendment to Bylaws(8)
          (2)  Amendment to Bylaws(9)
     (c)  Instruments Defining Rights of Security Holders
          (1)  Articles of Incorporation(1)
          (2)  Bylaws(2)
     (d) (1) Advisory Agreement dated June 25, 2001 between Registrant and Morgan Asset Management, Inc. with respect to Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund(9)
          (2) Investment Advisory and Administration Agreement dated June 25, 2001 between Registrant and Morgan Asset Management, Inc. with respect to Regions Morgan Keegan Select Financial Fund(9)
               (a) Sub-Advisory Agreement dated June 25, 2001 among Registrant, Morgan Asset Management, Inc. and T.S.J. Advisory Group, Inc. with respect to Regions Morgan Keegan Select Financial Fund(9)
          (3) Investment Advisory Agreement dated June 25, 2001 between Registrant and Morgan Asset Management, Inc. with respect to Regions Morgan Keegan Select Capital Growth Fund(9)
     (e)  Underwriting Agreement(9)
     (f)  Bonus or Profit Sharing Contracts - none
     (g) Custodian Agreement between Registrant and State Street Bank & Trust Company with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Select Capital Growth Fund(3)
     (h)  Other Material Contracts
          (1) Amended and Restated Fund Accounting Services Agreement with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund(8)

               (a) Amended Exhibit A dated August 19, 2002 and Amended Exhibit B dated August 19, 2002 to the Amended and Restated Fund Accounting Services Agreement(10)

          (2) Amended and Restated Transfer Agency and Service Agreement with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund(8)

               (a) Amended Exhibit A dated August 19, 2002 and Amended Exhibit B dated August 19, 2002 to the Amended and Restated Transfer Agency and Service Agreement(10)
               (b) First Amendment to the Amended and Restated Transfer Agency and Service Agreement dated August 19, 2002(10)

     (i) Legal Opinion with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund (filed herewith)
     (j)  (1)  Accountants' Consent  from   PricewaterhouseCoopers   LLP  (filed
               herewith)
          (2)  Accountants'  Consent  from  KPMG LLP  (filed  herewith)
     (k)  Omitted Financial  Statements - none
     (l) Initial Capital  Agreement(2)
     (m)  (1)  Distribution  Plan  pursuant  to Rule 12b-1 for Class A shares of
               Regions Morgan Keegan Select  Intermediate  Bond Fund and Regions
               Morgan Keegan Select High Income  Fund(2)
          (2)  Distribution  Plan  pursuant  to Rule 12b-1 for Class A shares of
               Regions  Morgan Keegan Select  Financial  Fund and Regions Morgan
               Keegan Select Capital Growth Fund(8)

          (3) Distribution Plan pursuant to Rule 12b-1 for Class C shares of Morgan Keegan Select Fund, Inc.(8)

               (a) Distribution Fee Addendum for Class C shares with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund(8)
     (n) Amended and Restated Multiple Class Plan with respect to Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, Regions Morgan Keegan Select Financial Fund and Regions Morgan Keegan Select Capital Growth Fund(8)
     (o)  Reserved
     (p)  Codes of Ethics

          (1) Amended and Restated Code of Ethics for Morgan Keegan Select Fund, Inc., Morgan Keegan & Company, Inc. and Morgan Asset Management, Inc.(7)
          (2)  Code of Ethics for T.S.J. Advisory Group, Inc.(7)

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 27, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on January 21, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 28, 1999.
(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on June 6, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A for Growth Stock Portfolio, SEC File No. 811-6647, filed on December 27, 1997.
(6) Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on August 17, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on August 25, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 30, 2000.
(9) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 26, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 29, 2002.

Item 24.  Persons controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          None.

Item 25.  Indemnification

          SECTION  ELEVENTH OF THE ARTICLES OF  INCORPORATION OF THE CORPORATION
          STATES:

          Section 11.1. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

          Section 11.2. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent, of or in similar capacities, for other entities. The Board of Directors may determine that the Corporation shall provide information or advance expenses to an agent.

          Section 11.3. Repeal or Modifications. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on (1) the liability of any director, officer or employee of the Corporation or (2) right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

          SECTION 10.01 OF THE BYLAWS OF THE CORPORATION STATES:

          The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.

          PARAGRAPH 7 OF THE ADVISORY AGREEMENT BETWEEN THE CORPORATION AND MORGAN ASSET MANAGEMENT, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND AND REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND STATES:

          A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

          B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

          PARAGRAPHS  7  AND  8  OF  THE  UNDERWRITING   AGREEMENT  BETWEEN  THE
          CORPORATION AND MORGAN KEEGAN & COMPANY, INC. STATE:

          7. The Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Fund shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Fund by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Fund or who controls the Fund within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Fund or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

          8. The Distributor agrees to indemnify, defend and hold the Fund, its several officers and directors, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Fund for use in the Registration Statement or arising out of or based upon any alleged omission by the Distributor to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

          PARAGRAPH 3 OF THE AMENDED AND RESTATED FUND ACCOUNTING SERVICE AGREEMENT BETWEEN MORGAN KEEGAN & COMPANY, INC. AND MORGAN KEEGAN SELECT FUND, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND, REGIONS MORGAN KEEN SELECT HIGH INCOME FUND, REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND AND REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND STATES:

               RESPONSIBILITY OF MORGAN KEEGAN & COMPANY, INC. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but shall be indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence or willful misconduct. Morgan Keegan shall be entitled to rely on and may act upon the reasonable advice of the Fund's auditors or of counsel (who may be counsel of the Fund) on all matters, and shall not be liable for any action reasonably taken or omitted pursuant to such advice.

          In addition, Morgan Keegan shall not be liable for any loss of data or any delay in its performance under this Agreement to the extent such loss or delay is due to causes beyond its control, including but not limited to: acts of God, interruption in, loss of or malfunction in power, significant computer hardware or systems software or telephone communication service; acts of civil or military authority; sabotage; war or civil commotion; fire; explosion; or strike beyond delivery of minimum critical services. Morgan Keegan shall use its best efforts to minimize any such loss or delay by all practical means and to replace any lost data promptly. Morgan Keegan agrees not to discriminate against the Fund in favor of any other customer of Morgan Keegan in making computer time and its personnel available to input and process the transactions hereunder when a loss or delay occurs.

          PARAGRAPH 10 OF THE AMENDED AND RESTATED TRANSFER AGENCY AND SERVICE AGREEMENT BETWEEN THE CORPORATION AND MORGAN KEEGAN & COMPANY, INC.
          STATES:

               RESPONSIBILITY OF MORGAN KEEGAN; LIMITATION OF LIABILITY. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but the Fund shall indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit brought by any person (including a shareholder naming the Fund as a party) other than the Fund arising out of, or in connection with, Morgan Keegan's performance of its obligations hereunder, provided, that Morgan Keegan does not act with bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence.

          The Fund shall also indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (except to the extent contributed to by Morgan Keegan's bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence) resulting from the negligence of the Fund, or Morgan Keegan's acting upon any instructions reasonably believed by it to have been executed or communicated by any person duly authorized by the Fund, or as a result of Morgan Keegan's acting in reliance upon advice reasonably believed by Morgan Keegan to have been given by counsel for the Fund, or as a result of Morgan Keegan's acting in reliance upon any instrument reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

          In no event shall Morgan Keegan be liable for indirect, special, or consequential damages (even if Morgan Keegan has been advised of the possibility of such damages) arising from the obligations assumed hereunder and the services provided for by this Agreement, including but not limited to lost profits, loss of use of the shareholder accounting system, cost of capital, cost of substitute facilities, programs or services, downtime costs, or claims of the Fund's shareholders for such damage.

     PARAGRAPH 8 OF THE INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT BETWEEN MORGAN KEEGAN SELECT FUND, INC. AND MORGAN ASSET MANAGEMENT, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND STATES:

     A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to Morgan Keegan Select or to any shareholder of Morgan Keegan Select or its Fund for any error of judgment or mistake of law in the course of, or connected with, rendering services hereunder or for any losses that may be sustained by the Fund, Morgan Keegan Select, or its shareholders in connection with the matters to which this Agreement relates.

     B. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     PARAGRAPH 8 OF THE SUB-ADVISORY AGREEMENT AMONG MORGAN KEEGAN SELECT FUND, INC., MORGAN ASSET MANAGEMENT, INC. AND T.S.J. ADVISORY GROUP, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND STATES:

     8. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, Morgan Keegan Select, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     PARAGRAPH 7 OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN MORGAN KEEGAN SELECT FUND, INC. AND MORGAN ASSET MANAGEMENT, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND STATES:

     The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith, and shall not be responsible for any action of the Board of Directors of the Fund in following or declining to follow any advice or recommendations of the Adviser; provided that nothing in this Agreement shall protect the Adviser against any liability to the Portfolio, the Fund or its stockholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties hereunder.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Intermediate Bond Fund, the Regions Morgan Keegan Select High Income Fund, the Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Capital Growth Fund and the Regions Morgan Keegan Select Funds and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated March 31, 2003 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference. T. S. J. Advisory Group, Inc., the Sub-Adviser to the Regions Morgan Keegan Select Financial Fund, is controlled by
T. Stephen Johnson, who also controls T. Stephen Johnson & Associates, Inc., a bank consulting firm and investment manager in the Southeast established in 1986, and W. James Stokes. Information on its officers and directors is included in its Form ADV dated February 5, 2003 and filed with the SEC (registration number 801-57785) and is incorporated herein by reference.

Item 27.  Principal Underwriter
          ---------------------

(a)  None

(b)  Morgan Keegan & Company, Inc.

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.                Chairman and                  Director
                                    Chief Executive
                                    Officer, Executive
                                    Managing Director

Joseph C. Weller                    Chief Financial               Vice
                                    Officer, Executive            President,
                                    Managing Director,            Treasurer
                                    Executive Vice President,     (Chief
                                    Secretary and Treasurer       Financial
                                                                  Officer)

G. Douglas Edwards                  Vice  Chairman, President,    None
                                    Chief Operating Officer
                                    Executive Managing Director

Robert A. Baird                     Executive                     None
                                    Managing Director

John C. Carson, Jr.                 Executive                     None
                                    Managing Director

Jerome M. Dattel                    Executive                     None
                                    Managing Director

Richard S. Ferguson                 Executive                     None
                                    Managing Director

William F. Hughes, Jr.              Executive Managing            None
                                    Director

E. Carl Krausnick, Jr.              Executive Managing            None
                                    Director

Thomas V. Orr, Jr.                  Executive Managing            None
                                    Director

James A. Parish, Jr.                Executive Managing            None
                                    Director

Minor Perkins                       Executive Managing            None
                                    Director

John H. Abington                    Managing Director             None

Gary S. Aday                        Managing Director             None

Allen B. Adler                      Managing Director             None

Franklin P. Allen, III              Managing Director             None

George E. Arras, Jr.                Managing Director             None

James N. Augustine, Jr.             Managing Director             None

Reese E. Austin                     Managing Director             None

Joseph K. Ayers                     Managing Director             None

Rodney D. Baber, Jr.                Managing Director             None

George E. Bagwell                   Managing Director             None

Woodley H. Bagwell                  Managing Director             None

Charles E. Bailey                   Managing Director             None

Lynn Ballinger                      Managing Director             None

Milton A. Barber                    Managing Director             None

W. Freeman Barber                   Managing Director             None

Joseph C. Barkley                   Managing Director             None

Reginald E. Barnes                  Managing Director             None

Glen E. Bascom                      Managing Director             None

W. Preston Battle                   Managing Director             None

Mark E. Bennett                     Managing Director             None

Robert C. Berry                     Managing Director             None

James Birdwell III                  Managing Director             None

Ben M. Blackmon                     Managing Director             None

William J. Blanton                  Managing Director             None

Harold E. Blondeau                  Managing Director             None

John D. Brewer                      Managing Director             None

Scott Broady                        Managing Director             None

Henry W. Brockman, Jr.              Managing Director             None

Susan Leonard Brown                 Managing Director             None

Edna P. Bruder                      Managing Director             None

Paul S. Burd                        Managing Director             None

John B. Carr, Jr.                   Managing Director             None

Ted H. Cashion                      Managing Director             None

Subhasish Chandra                   Managing Director             None

Jerry L. Chapman                    Managing Director             None

Marshall A. Clark                   Managing Director             None

William F. Clay                     Managing Director             None

Douglas L. Col                      Managing Director             None

Thomas P. Colonna                   Managing Director             None

Robert E. Cope                      Managing Director             None

J. Dow Crocker                      Managing Director             None

Mark W. Crowl                       Managing Director             None

Bjorn F. Danielson                  Managing Director             None

G. Lee Davis                        Managing Director             None

Frederick A. Dawson                 Managing Director             None

Harold L. Deaton                    Managing Director             None

William W. Deupree, Jr.             Managing Director             None

William W. Deupree III              Managing Director             None

James J. Dieck                      Managing Director             None

David O. DiFillippo                 Managing Director             None

Christopher M. Drummond             Managing Director             None

Robert H. Dudley, Jr.               Managing Director             None

Richard T. Dulaney                  Managing Director             None

W. Randall Dunning                  Managing Director             None

Richard H. Eckels                   Managing Director             None

Steve D. Elam                       Managing Director             None

Robert C. Farmer                    Managing Director             None

Richard K. Fellows                  Managing Director             None

Donald F. Fontes                    Managing Director             None

James M. Fowler, Jr.                Managing Director             None

P. Brian Fowler                     Managing Director             None

Wilmer J. Freiberg                  Managing Director             None

Graham D.S. Fulton                  Managing Director             None

Thomas F. Galvin                    Managing Director             None

Scott Z. Garfinkel                  Managing Director             None

John H. Geary                       Managing Director             None

William A. Geary                    Managing Director             None

J. Michael Gibbs                    Managing Director             None

Kevin H. Giddis                     Managing Director             None

Stephen P. Gilmartin                Managing Director             None

Robert D. Gooch, Jr.                Managing Director             None

Robert D. Gooch III                 Managing Director             None

James F. Gould                      Managing Director             None

John H. Grayson, Jr.                Managing Director             None

Gary W. Guinn                       Managing Director             None

David M. Guthrie                    Managing Director             None

Jan L. Gwin                         Managing Director             None

Mark S. Hahn                        Managing Director             None

Russell Halton                      Managing Director             None

James W. Hamilton, Jr.              Managing Director             None

Chris B. Harrell                    Managing Director             None

Michael J. Harris                   Managing Director             None

Haywood Henderson                   Managing Director             None

Roderick E. Hennek                  Managing Director             None

William P. Hinckley                 Managing Director             None

John M. Hirt                        Managing Director             None

Edwin L. Hoopes, III                Managing Director             None

J. Barry Jenkins                    Managing Director             None

Kimble L. Jenkins                   Managing Director             None

Joe R. Jennings                     Managing Director             None

Robert Jetmundsen                   Managing Director             None

C. Michael Johnson                  Managing Director             None

James R. Johnson                    Managing Director             None

Randy H. Karchmer                   Managing Director             None

Ramakrishnarao P. Kasargod          Managing Director             None

Carol Sue Keathley                  Managing Director             None

Dan T. Keel III                     Managing Director             None

Mary Beth Ketcham                   Managing Director             None

William R. Kitchens, Jr.            Managing Director             None

Andrew Klausner                     Managing Director             None

Peter R. Klyce                      Managing Director             None

Peter Stephen Knoop                 Managing Director             None

W. Lawrence M. Knox, Jr.            Managing Director             None

R. Patrick Kruczek                  Managing Director             None

Tammira M. Kuntz                    Managing Director             None

James R. Ladyman                    Managing Director             None

A. Welling  LaGrone, Jr.            Managing Director             None

James Robert Lambert                Managing Director             None

Benton G. Landers                   Managing Director             None

David M. Landry                     Managing Director             None

Caswell Prewitt Lane                Managing Director             None

John R. Lawrence                    Managing Director             None

Steve L. Lawrence                   Managing Director             None

William M. Lellyett, Jr.            Managing Director             None

W. G. Logan, Jr.                    Managing Director             None

W. Gage Logan III                   Managing Director             None

Wiley H. Maiden                     Managing Director             None

Robert E. Mallory                   Managing Director             None

John Henry Martin                   Managing Director             None

William D. Mathis, III              Managing Director             None

John Fox Matthews                   Managing Director             None

Francis J. Maus                     Managing Director             None

Charles D. Maxwell                  Managing Director             Secretary and
                                                                  Assistant
                                                                  Treasurer

John Welsh Mayer                    Managing Director             None

W. Ward Mayer                       Managing Director             None

W. Neal McAtee                      Managing Director             None

Harris L. McCraw III                Managing Director             None

Randall McEachem                    Managing Director             None

Robert C. McEwan III                Managing Director             None

Jere S. McGuffee                    Managing Director             None

Thomas J. McQuiston                 Managing Director             None

David E. Mervis                     Managing Director             None

Edward S. Michelson                 Managing Director             None

G. Rolfe Miller                     Managing Director             None

Gary C. Mills                       Managing Director             None

David Montague                      Managing Director             None

K. Brooks Monypeny                  Managing Director             None

John G. Moss                        Managing Director             None

William G. Mueller                  Managing Director             None

Gavin M. Murrey                     Managing Director             None

David Myers                         Managing Director             None

Philip G. Nichols                   Managing Director             None

John R. Norfleet                    Managing Director             None

Mark O. O'Brien                     Managing Director             None

Thomas K. Oppenheim                 Managing Director             None

John T. Pace, Jr.                   Managing Director             None

Jack A. Paratore                    Managing Director             None

J. Christopher Perkins              Managing Director             None

Logan B. Phillips, Jr.              Managing Director             None

L. Jack Powell                      Managing Director             None

Lee Powell                          Managing Director             None

Richard L. Preis                    Managing Director             None

J. Jarrell Prince                   Managing Director             None

George B. Pugh, Jr.                 Managing Director             None

David T. Putnam                     Managing Director             None

Jeffrey M. Raff                     Managing Director             None

C. David Ramsey                     Managing Director             None

Richard R. Reichelt, Jr.            Managing Director             None

Hedi H. Reynolds                    Managing Director             None

Donna L. Richardson                 Managing Director             None

R. Michael Ricketts                 Managing Director             None

Kathy L. Ridley                     Managing Director             None

Robert W. Rimer, Jr.                Managing Director             None

James T. Ritt                       Managing Director             None

Terry A. Robertson                  Managing Director             None

Darien M. Roche                     Managing Director             None

Stephen Rosen                       Managing Director             None

Kenneth L. Rowland                  Managing Director             None

Walter A. Ruch III                  Managing Director             None

Ricky L. Ruffin                     Managing Director             None

Michael L. Sain                     Managing Director             None

Jan E. Sanchez                      Managing Director             None

W. Wendell Sanders                  Managing Director             None

Jon B. Sanderson                    Managing Director             None

Thomas J. Savoie                    Managing Director             None

Franklin L. Schaefer                Managing Director             None

E. Elkan Scheidt                    Managing Director             None

Ronald J. Schuberth                 Managing Director             None

G. Scott Setton                     Managing Director             None

George C. Shaffrey                  Managing Director             None

Lynn T. Shaw                        Managing Director             None

J. Larry Shipman                    Managing Director             None

John M. Sillay                      Managing Director             None

Martin B. Silverfield               Managing Director             None

Richard A. Simmons                  Managing Director             None

Fred B. Smith                       Managing Director             None

Richard J. Smith                    Managing Director             None

Robert I. Smith                     Managing Director             None

Robert L. Snider                    Managing Director             None

John B. Snowden, IV                 Managing Director             None

Thomas A. Snyder                    Managing Director             None

Richard A. Spell                    Managing Director             None

John W. Stokes, III                 Managing Director             None

John W. Stokes                      Managing Director             None

John Burke Strange                  Managing Director             None

Scott E. Tabor                      Managing Director             None

James M. Tait, III                  Managing Director             None

Hugh C. Tanner                      Managing Director             None

Gary C. Tate                        Managing Director             None

Phillip C. Taylor                   Managing Director             None

Grady G. Thomas, Jr.                Managing Director             None

Van C. Thompson                     Managing Director             None

John D. Threadgill                  Managing Director             None

Ronald L. Tillett                   Managing Director             None

Alan Ray Tipton                     Managing Director             None

Richard B. Travis                   Managing Director             None

Mark S. Utkov                       Managing Director             None

Edmund J. Wall                      Managing Director             None

Stephen K. Wallace                  Managing Director             None

W. Charles Warner                   Managing Director             None

Geoffrey D. Waters                  Managing Director             None

Richard E. Watson                   Managing Director             None

Joseph Thompson Weller              Managing Director             Controller and
                                                                  Assistant
                                                                  Secretary

Ward M. Wilcox                      Managing Director             None

John E. Wilfong                     Managing Director             None

D. Dodd Williams                    Managing Director             None

John Grover Wilson                  Managing Director             None

John S. Wilson                      Managing Director             None

J. William Wyker III                Managing Director             None

Johnny S. Wyse                      Managing Director             None

Paul B. Young, Jr.                  Managing Director             None

John J. Zollinger, III              Managing Director             None

William D. Zollinger                Managing Director             None


(c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4) of Rule 31a-1 and paragraphs (a) (4) and (5) of Rule 31a-2 under the Investment Company Act of 1940 ("1940 Act") are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103 and 417 North 20th Street, Suite 1500, Birmingham, AL 35203 and with respect to the Regions Morgan Keegan Select Financial Fund also at the offices of the sub-adviser to the fund, TSJ Advisory Group, Inc., 3650 Mansell Road, Suite 200, Alpharetta, Georgia 30022. All other accounts, books and other documents required by Section 31a of the 1940 Act and the rules thereunder are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.


Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Select Fund, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 28th day of October, 2003.

                                    MORGAN KEEGAN SELECT FUND, INC.


                                    By:  /s/ Carter E. Anthony
                                         ---------------------------------------
                                         Carter E. Anthony, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                      Date
---------                           -----                      ----

/s/ Carter E. Anthony               President                  October 28, 2003
------------------------------      (Chief Executive
Carter E. Anthony                   Officer)



/s/ Allen B. Morgan, Jr.            Director                   October 28, 2003
------------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller                Vice President and         October 28, 2003
------------------------------      Treasurer (Chief
Joseph C. Weller                    Financial Officer)



/s/ James D. Witherington, Jr.      Director                   October 28, 2003
------------------------------
James D. Witherington, Jr.


/s/ William Jefferies Mann          Director                   October 28, 2003
------------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden      Director                   October 28, 2003
------------------------------
James Stillman R. McFadden

/s/ Archie W. Willis III            Director                   October 28, 2003
------------------------------
Archie W. Willis III


/s/ Mary S. Stone                   Director                   October 28, 2003
------------------------------
Mary S. Stone


/s/ W. Randall Pittman              Director                   October 28, 2003
------------------------------
W. Randall Pittman


/s/ J. Kenneth Alderman             Director                   October 28, 2003
------------------------------
J. Kenneth Alderman

                                POWER OF ATTORNEY

     I, W. Randall Pittman, Director of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitutes and appoints Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Director of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                           Title                      Date
---------                           -----                      ----


/s/ W. Randall Pittman              Director                   August 25, 2003
------------------------------
W. Randall Pittman

                                POWER OF ATTORNEY

     I, Mary S. Stone, Director of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitutes and appoints Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Director of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                           Title                      Date
---------                           -----                      ----


/s/ Mary S. Stone                   Director                   August 25, 2003
------------------------------
Mary S. Stone

                                POWER OF ATTORNEY

     I, J. Kenneth Alderman, Director of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitutes and appoints Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Director of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                           Title                      Date
---------                           -----                      ----


/s/ J. Kenneth Alderman             Director                   August 25, 2003
------------------------------
J. Kenneth Alderman

                         MORGAN KEEGAN SELECT FUND, INC.

                                  Exhibit Index


Exhibit (i)    Legal  Opinion  with  respect to  Regions  Morgan  Keegan  Select
               Intermediate Bond Fund,  Regions Morgan Keegan Select High Income
               Fund,  Regions  Morgan Keegan Select  Financial  Fund and Regions
               Morgan Keegan Select Capital Growth Fund

Exhibit (j)    (1)  Accountants' Consent from PricewaterhouseCoopers LLP

               (2)  Accountants' Consent from KPMG LLP